UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, NY 10208	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40 Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – 33.6%
Automobiles & Components – 0.5%
Ford Motor Credit Co. LLC
$475,000	5.875%		08/02/21	$ 529,158

Banks – 8.7%
American Express Co.(a)
75,000	3.625		12/05/24	75,422
Bank of America Corp.
100,000	5.700		01/24/22	112,268
225,000	4.125		01/22/24	235,021
275,000	4.000		04/01/24	285,120
275,000	3.248	(a)	10/21/27	261,755
225,000	3.824	(a)(b)	01/20/28	225,377
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(c)
300,000	2.150		09/14/18	300,442
Citigroup, Inc.
200,000	3.400		05/01/26	194,872
75,000	4.125		07/25/28	73,751
Compass Bank(a)
375,000	2.750		09/29/19	377,288
Credit Suisse AG
325,000	2.300		05/28/19	326,232
Credit Suisse Group Funding Guernsey Ltd.
400,000	3.125		12/10/20	402,219
Deutsche Bank AG
50,000	2.500		02/13/19	50,083
Discover Financial Services(a)
225,000	3.750		03/04/25	220,728
HSBC Holdings plc
225,000	3.400		03/08/21	230,112
225,000	3.262	(a)(b)	03/13/23	226,253
ING Bank NV(a)(b)
325,000	4.125		11/21/23	331,468
Intesa Sanpaolo SpA
350,000	3.875		01/16/18	354,721
JPMorgan Chase & Co.
450,000	4.400		07/22/20	479,603
225,000	2.972	(a)	01/15/23	224,821
275,000	2.700	(a)	05/18/23	269,504
75,000	4.260	(a)(b)	02/22/48	74,783
JPMorgan Chase & Co. Series Z(a)(b)
250,000	5.300		12/31/49	259,063
KBC Bank NV(a)(b)
200,000	8.000		01/25/23	209,440
KeyCorp
400,000	2.900		09/15/20	406,460
Lloyds Bank plc
175,000	2.300		11/27/18	176,198
Macquarie Bank Ltd.(c)
150,000	6.625		04/07/21	169,071
Morgan Stanley
150,000	2.443	(a)(b)	10/24/23	153,183
650,000	3.700		10/23/24	659,342
75,000	3.625		01/20/27	74,452
Morgan Stanley Series F
100,000	3.875		04/29/24	102,914
Regions Bank
250,000	7.500		05/15/18	264,697
Synchrony Financial(a)
350,000	2.600		01/15/19	352,734
Toronto-Dominion Bank (The)(a)(b)
125,000	3.625		09/15/31	122,406
UBS Group Funding Jersey Ltd.(c)
350,000	3.000		04/15/21	350,607

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Banks – (continued)
Wells Fargo & Co.
$850,000	3.000%		10/23/26	$ 813,835
Westpac Banking Corp.(a)(b)
150,000	4.322		11/23/31	151,576

				9,597,821

Commercial Services – 0.5%
Rensselaer Polytechnic Institute
475,000	5.600		09/01/20	517,613

Consumer Services(a) – 0.3%
Marriott International, Inc.
125,000	2.875		03/01/21	126,382
250,000	2.300		01/15/22	244,373

				370,755

Diversified Financials – 0.3%
General Motors Financial Co., Inc.
125,000	3.250		05/15/18	126,717
175,000	3.500		07/10/19	179,791

				306,508

Diversified Manufacturing(a) – 0.2%
Roper Technologies, Inc.
125,000	3.000		12/15/20	127,349
100,000	2.800		12/15/21	100,113

				227,462

Electric – 1.7%
Berkshire Hathaway Energy Co.
200,000	6.125		04/01/36	249,686
Emera US Finance LP(a)
125,000	2.700		06/15/21	124,292
Entergy Corp.(a)
125,000	2.950		09/01/26	118,512
Exelon Corp.(a)
125,000	3.497		06/01/22	126,154
Florida Power & Light Co.(a)
193,000	4.125		02/01/42	199,525
Pacific Gas & Electric Co.(a)
100,000	3.500		06/15/25	102,206
Progress Energy, Inc.
350,000	7.000		10/30/31	460,945
Puget Sound Energy, Inc. Series A(a)(b)
150,000	6.974		06/01/67	135,188
Southern California Edison Co.(a)
175,000	4.050		03/15/42	177,260
Southern Co. (The)(a)
225,000	2.350		07/01/21	220,922

				1,914,690

Energy – 2.4%
Anadarko Petroleum Corp.
35,000	3.450	(a)	07/15/24	34,126
50,000	5.550	(a)	03/15/26	55,489
100,000	6.450		09/15/36	118,029
Apache Corp.(a)
50,000	2.625		01/15/23	48,144
150,000	4.250		01/15/44	140,700
ConocoPhillips Co.(a)
100,000	3.350		11/15/24	100,808
50,000	4.950		03/15/26	55,496
100,000	4.150		11/15/34	99,958

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Bonds – (continued)
Energy – (continued)
Devon Energy Corp.(a)
$25,000	4.000%	07/15/21	$ 25,799
75,000	5.600	07/15/41	79,316
80,000	4.750	05/15/42	77,054
Dolphin Energy Ltd.(c)
43,872	5.888	06/15/19	45,901
Energy Transfer Partners LP(a)
75,000	4.650	06/01/21	78,910
75,000	4.750	01/15/26	77,258
Kinder Morgan Energy Partners LP(a)
150,000	5.400	09/01/44	148,323
Kinder Morgan, Inc.(a)
425,000	3.050	12/01/19	432,156
Occidental Petroleum Corp.(a)
200,000	3.400	04/15/26	199,614
Petroleos Mexicanos
30,000	5.500	02/04/19	31,425
60,000	6.375	02/04/21	65,100
20,000	4.500	01/23/26	19,110
13,000	5.500	06/27/44	11,441
70,000	5.625	01/23/46	62,587
Pioneer Natural Resources Co.(a)
125,000	3.450	01/15/21	127,959
70,000	3.950	07/15/22	72,867
Plains All American Pipeline LP(a)
50,000	3.650	06/01/22	50,696
125,000	4.500	12/15/26	127,469
Sabine Pass Liquefaction LLC(a)
175,000	5.625	03/01/25	189,725
Valero Energy Corp.
100,000	3.650	03/15/25	99,236

			2,674,696

Food & Beverage – 1.6%
Anheuser-Busch InBev Finance, Inc.(a)
675,000	2.650	02/01/21	680,076
200,000	3.650	02/01/26	202,240
75,000	4.900	02/01/46	81,054
Kraft Heinz Foods Co.(a)
100,000	2.800	07/02/20	101,362
75,000	3.950	07/15/25	76,139
125,000	4.375	06/01/46	117,300
Molson Coors Brewing Co.(a)
50,000	2.100	07/15/21	48,825
75,000	3.000	07/15/26	71,320
Smithfield Foods, Inc.(c)
125,000	2.700	01/31/20	124,913
Suntory Holdings Ltd.(c)
275,000	2.550	09/29/19	277,008

			1,780,237

Food & Staples Retailing(a) – 1.0%
CVS Health Corp.
125,000	2.800	07/20/20	127,095
125,000	4.125	05/15/21	132,235
225,000	3.500	07/20/22	231,573
89,000	3.875	07/20/25	91,701
275,000	2.875	06/01/26	262,262
Walgreens Boots Alliance, Inc.
125,000	2.600	06/01/21	125,151
125,000	3.450	06/01/26	122,220

			1,092,237

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Health Care Equipment & Services – 0.8%
Aetna, Inc.(a)
$75,000	2.800%		06/15/23	$ 74,387
Becton Dickinson and Co.
175,000	2.675		12/15/19	177,493
Cigna Corp.(a)
150,000	3.250		04/15/25	148,269
Medtronic, Inc.
75,000	2.500		03/15/20	76,081
150,000	3.150		03/15/22	154,379
Stryker Corp.(a)
50,000	2.625		03/15/21	50,290
125,000	3.375		11/01/25	125,518
UnitedHealth Group, Inc.
100,000	4.625		07/15/35	109,023

				915,440

Life Insurance – 0.7%
American International Group, Inc.(a)
50,000	3.750		07/10/25	49,721
25,000	4.500		07/16/44	23,857
100,000	4.800		07/10/45	99,743
Northwestern Mutual Life Insurance Co. (The)(c)
200,000	6.063		03/30/40	253,614
Principal Financial Group, Inc.(a)
150,000	3.100		11/15/26	146,055
Reliance Standard Life Global Funding II(c)
225,000	2.500		01/15/20	224,876

				797,866

Materials – 0.4%
Ecolab, Inc.
100,000	5.500		12/08/41	118,198
LYB International Finance II BV(a)
200,000	3.500		03/02/27	196,273
Westlake Chemical Corp.(a)(c)
75,000	3.600		08/15/26	73,448

				387,919

Media – 0.5%
21st Century Fox America, Inc.(a)
75,000	3.700		09/15/24	76,685
CCO Safari II LLC(a)
25,000	3.579		07/23/20	25,716
200,000	4.908		07/23/25	211,334
25,000	6.484		10/23/45	28,783
Comcast Corp.(a)
125,000	3.375		08/15/25	126,123
Time Warner Cable LLC
50,000	5.000		02/01/20	53,179
25,000	5.875	(a)	11/15/40	26,539

				548,359

Metals and Mining(c) – 0.6%
Glencore Finance Canada Ltd.
350,000	2.700		10/25/17	351,403
Glencore Funding LLC
75,000	4.125		05/30/23	76,447
200,000	4.000	(a)	03/27/27	197,449

				625,299

Noncaptive-Financial – 0.4%
AerCap Ireland Capital DAC(a)
250,000	3.500		05/26/22	251,906
International Lease Finance Corp.(c)
150,000	7.125		09/01/18	160,312

				412,218

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 2.5%
AbbVie, Inc.(a)
$125,000	2.500%		05/14/20	$ 125,852
75,000	2.300		05/14/21	74,059
Actavis Funding SCS
225,000	2.350		03/12/18	225,981
50,000	4.850	(a)	06/15/44	50,683
Amgen, Inc.(a)
200,000	3.125		05/01/25	196,638
Bayer US Finance LLC(c)
400,000	3.000		10/08/21	404,744
EMD Finance LLC(a)(c)
375,000	2.950		03/19/22	376,049
Forest Laboratories LLC(a)(c)
325,000	4.375		02/01/19	336,494
100,000	5.000		12/15/21	108,363
Mylan NV(a)
175,000	3.950		06/15/26	171,294
Shire Acquisitions Investments Ireland DAC
225,000	1.900		09/23/19	223,378
200,000	3.200	(a)	09/23/26	190,445
Teva Pharmaceutical Finance Netherlands III BV
50,000	3.150		10/01/26	46,076
Thermo Fisher Scientific, Inc.(a)
175,000	3.000		04/15/23	173,414
100,000	3.650		12/15/25	101,345

				2,804,815

Pipelines – 1.1%
Columbia Pipeline Group, Inc.(a)
100,000	3.300		06/01/20	101,905
Enbridge, Inc.(a)
50,000	3.500		06/10/24	49,085
EnLink Midstream Partners LP(a)
175,000	4.150		06/01/25	172,895
75,000	4.850		07/15/26	77,391
Enterprise Products Operating LLC(a)
25,000	3.350		03/15/23	25,209
Enterprise Products Operating LLC Series A(a)(b)
250,000	4.741		08/01/66	249,375
Sunoco Logistics Partners Operations LP(a)
50,000	4.250		04/01/24	50,900
Western Gas Partners LP(a)
100,000	3.950		06/01/25	98,993
Williams Partners LP(a)
80,000	3.600		03/15/22	81,150
175,000	3.900		01/15/25	174,767
125,000	4.000		09/15/25	125,527

				1,207,197

Property/Casualty Insurance – 0.1%
Chubb Corp. (The)(a)(b)
125,000	6.375		04/15/37	120,937
Hartford Financial Services Group, Inc. (The)
25,000	5.125		04/15/22	27,602

				148,539

Real Estate Investment Trusts – 2.4%
American Campus Communities Operating Partnership LP(a)
275,000	4.125		07/01/24	283,060
Camden Property Trust
325,000	5.700		05/15/17	326,515

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Bonds – (continued)
Real Estate Investment Trusts – (continued)
Crown Castle International Corp.(a)
$75,000	2.250%	09/01/21	$ 72,911
CubeSmart LP(a)
125,000	4.000	11/15/25	126,909
DDR Corp.
375,000	7.500	04/01/17	375,000
HCP, Inc.(a)
25,000	2.625	02/01/20	25,152
Healthcare Realty Trust, Inc.
350,000	5.750	01/15/21	383,580
Healthcare Trust of America Holdings LP(a)
100,000	3.375	07/15/21	101,418
National Retail Properties, Inc.(a)
125,000	4.000	11/15/25	127,472
Select Income REIT(a)
50,000	2.850	02/01/18	50,318
75,000	3.600	02/01/20	75,682
Ventas Realty LP(a)
150,000	3.100	01/15/23	148,888
125,000	3.500	02/01/25	122,350
VEREIT Operating Partnership LP(a)
75,000	4.875	06/01/26	78,094
Welltower, Inc.
375,000	2.250	03/15/18	376,638

			2,673,987

Retailing(a) – 0.1%
Home Depot, Inc. (The)
75,000	4.250	04/01/46	78,094

Software & Services(a) – 0.5%
Fidelity National Information Services, Inc.
250,000	3.625	10/15/20	259,793
125,000	3.000	08/15/26	117,774
Fiserv, Inc.
150,000	2.700	06/01/20	151,697

			529,264

Technology – 1.3%
Amphenol Corp.(a)
125,000	3.125	09/15/21	127,581
Broadcom Corp.(a)(c)
275,000	3.625	01/15/24	277,027
25,000	3.875	01/15/27	25,132
Cisco Systems, Inc.
100,000	2.200	02/28/21	100,043
Everett Spinco, Inc.(a)(c)
150,000	4.250	04/15/24	152,524
Hewlett Packard Enterprise Co.(a)
125,000	4.900	10/15/25	129,842
NXP BV(c)
375,000	4.125	06/01/21	389,062
Oracle Corp.(a)
200,000	2.500	05/15/22	199,446

			1,400,657

Tobacco – 0.7%
Imperial Brands Finance plc(c)
400,000	2.050	02/11/18	400,431
Reynolds American, Inc.(a)
375,000	4.450	06/12/25	394,728

			795,159

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Bonds – (continued)
Transportation(c) – 0.5%
ERAC USA Finance LLC
$350,000	2.350%		10/15/19	$ 350,038
Penske Truck Leasing Co. LP(a)
200,000	3.375		02/01/22	202,938

				552,976

Wireless Telecommunications – 3.2%
American Tower Corp.
75,000	3.300	(a)	02/15/21	76,053
125,000	4.700		03/15/22	133,869
AT&T, Inc.
225,000	2.300		03/11/19	226,094
25,000	2.800	(a)	02/17/21	25,074
175,000	3.200	(a)	03/01/22	176,650
250,000	3.800		03/15/22	258,592
150,000	3.000	(a)	06/30/22	149,219
250,000	3.400	(a)	05/15/25	241,482
100,000	4.125	(a)	02/17/26	101,410
50,000	4.750	(a)	05/15/46	46,654
Verizon Communications, Inc.
850,000	4.500		09/15/20	904,725
621,000	2.946	(c)	03/15/22	618,528
400,000	5.150		09/15/23	440,239
200,000	2.625		08/15/26	182,629

				3,581,218

Wirelines Telecommunications – 0.6%
Telefonica Emisiones SAU
175,000	3.192		04/27/18	177,274
225,000	5.462		02/16/21	246,989
225,000	4.103		03/08/27	226,588

				650,851

TOTAL CORPORATE BONDS (Cost $36,771,466)				$ 37,121,035

Mortgage-Backed Securities – 19.5%
Adjustable Rate FHLMC(b) – 0.5%
$468,007	2.821%		09/01/35	$ 493,647

Adjustable Rate FNMA(b) – 0.8%
214,714	2.625		05/01/33	222,435
386,720	2.833		05/01/35	408,076
251,032	3.057		09/01/35	262,794

				893,305

FHLMC – 1.8%
19,732	5.500		02/01/18	20,017
1,830	5.500		04/01/18	1,853
1,023	4.500		09/01/18	1,045
3,312	5.500		09/01/18	3,395
14	9.500		08/01/20	15
25,984	6.500		10/01/20	28,930
6,969	4.500		07/01/24	7,402
37,973	4.500		11/01/24	40,441
8,625	4.500		12/01/24	9,161
9,052	6.000		03/01/29	10,219
153	6.000		04/01/29	173
10,744	7.500		12/01/29	12,522
113,625	7.000		05/01/32	132,577
192	6.000		08/01/32	216
59,801	7.000		12/01/32	69,856

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – (continued)
FHLMC – (continued)
$3,690	5.000%	10/01/33	$ 4,036
5,338	5.000	07/01/35	5,839
7,298	5.000	12/01/35	8,056
59,434	5.500	01/01/37	66,084
1,595	5.000	03/01/38	1,742
104,376	7.000	02/01/39	121,287
3,393	5.000	06/01/41	3,711
1,494,313	3.500	04/01/43	1,538,500

			2,087,077

FNMA – 4.8%
25,221	5.500	02/01/18	25,572
23,436	5.000	05/01/18	23,794
2,726	6.500	08/01/18	2,795
15,157	7.000	08/01/18	15,438
779	5.000	06/01/23	830
73,521	5.500	09/01/23	78,621
20,125	5.500	10/01/23	21,632
3,998	4.500	07/01/24	4,247
97,822	4.500	11/01/24	104,256
40,927	4.500	12/01/24	43,640
61	7.000	07/01/25	70
11,757	9.000	11/01/25	13,614
37,312	7.000	08/01/26	42,204
639	7.000	08/01/27	738
4,931	7.000	09/01/27	5,358
120	7.000	01/01/28	138
64,224	6.000	02/01/29	73,166
59,017	6.000	06/01/29	67,249
21,517	8.000	10/01/29	25,223
5,418	7.000	12/01/29	6,230
1,288	8.500	04/01/30	1,565
2,397	8.000	05/01/30	2,735
232	8.500	06/01/30	256
6,452	7.000	05/01/32	7,576
50,919	7.000	06/01/32	59,401
69,928	7.000	08/01/32	81,741
9,106	8.000	08/01/32	10,176
2,690	5.000	08/01/33	2,948
730	5.500	09/01/33	822
853	5.500	02/01/34	959
171	5.500	04/01/34	194
6,095	5.500	12/01/34	6,852
26,804	5.000	04/01/35	29,587
49,707	6.000	04/01/35	55,922
1,145	5.500	09/01/35	1,293
112,722	6.000	10/01/35	126,769
248,135	6.000	09/01/36	279,056
73	5.500	02/01/37	83
159	5.500	04/01/37	179
157,211	5.500	08/01/37	175,323
231	5.500	03/01/38	260
219	5.500	06/01/38	246
169	5.500	07/01/38	190
161	5.500	08/01/38	181
120	5.500	09/01/38	136
2,295	5.500	10/01/38	2,587
56	5.500	12/01/38	63
126,705	5.000	01/01/39	140,308
66,923	7.000	03/01/39	77,763
195,777	6.000	05/01/39	221,007
15,155	4.500	08/01/39	16,436
56,553	3.000	01/01/43	56,525
223,736	3.000	03/01/43	223,674

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Securities – (continued)
FNMA – (continued)
$311,739	3.000%	04/01/43		$ 311,655
234,153	3.000	05/01/43		234,089
792,056	3.500	07/01/43		813,921
835,711	4.500	04/01/45		907,889
99,985	4.500	05/01/45		107,640
856,197	3.500	05/01/46		879,508

				5,392,330

GNMA – 11.6%
2,085	7.000	10/15/25		2,125
7,400	7.000	11/15/25		7,998
1,221	7.000	02/15/26		1,256
5,673	7.000	04/15/26		6,285
3,231	7.000	03/15/27		3,734
52,833	7.000	11/15/27		59,971
424	7.000	01/15/28		467
18,072	7.000	02/15/28		19,685
2,454	7.000	03/15/28		2,799
1,028	7.000	04/15/28		1,195
223	7.000	05/15/28		255
4,532	7.000	06/15/28		5,249
8,004	7.000	07/15/28		9,306
13,615	7.000	09/15/28		15,864
2,290	7.000	11/15/28		2,664
2,689	7.500	11/15/30		2,697
157,782	6.000	08/20/34		181,790
171,784	5.000	06/15/40		188,246
803,333	4.000	08/20/43		852,380
1,468,509	4.000	10/20/45		1,554,956
887,398	4.000	01/20/46		938,250
854,243	4.000	03/20/46		902,661
3,556,487	4.000	04/20/46		3,758,623
903,528	4.000	05/20/46		954,881
3,000,000	4.000	TBA-30yr	(d)	3,168,984

				12,642,321

TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,318,249)				$ 21,508,680

Collateralized Mortgage Obligations – 2.2%
Adjustable Rate Non-Agency(a)(b) – 0.5%
Alternative Loan Trust Series 2005-38, Class A1
$118,406	2.138%	09/25/35		$ 113,452
Lehman XS Trust Series 2005-7N, Class 1A1A
208,196	1.252	12/25/35		197,511
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
258,488	1.488	12/25/46		222,165

				533,128

Regular Floater(b) – 1.3%
Connecticut Avenue Securities Series 2014-C03, Class 1M1(a)
10,902	2.182	07/25/24		10,923
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A(a)(c)
300,000	1.758	04/10/19		300,000

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Regular Floater(b) – (continued)
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2(a)(c)
$200,000	1.808%	04/10/19	$ 200,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A(a)(c)
500,000	2.158	03/10/19	500,117
Mortgage Repurchase Agreement Financing Trust Series 2016-3, Class A1(a)(c)
150,000	1.858	11/10/18	150,019
Station Place Securitization Trust Series 2015-2, Class A(c)
300,000	1.941	05/15/18	300,000

			1,461,059

Sequential Fixed Rate – 0.4%
FNMA REMIC Series 2012-111, Class B
21,165	7.000	10/25/42	24,871
FNMA REMIC Series 2012-153, Class B
55,632	7.000	07/25/42	64,723
NCUA Guaranteed Notes Series A4
300,000	3.000	06/12/19	309,178

			398,772

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,361,495)			$ 2,392,959

Commercial Mortgage-Backed Securities(b) – 1.1%
Sequential Fixed Rate – 1.1%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A
$162,286	5.774%	02/10/51	$ 163,360
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(e)
436,219	5.949	08/10/45	437,337
GS Mortgage Securities Trust Series 2007-GG10, Class A4(e)
99,215	5.949	08/10/45	99,113
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A1A(e)
74,517	5.829	02/12/49	74,443
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A
406,097	5.608	05/15/46	409,309

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,312,549)			$ 1,183,562

U.S. Government Agency Securities – 1.9%
FHLB
$600,000	2.125%	06/09/23	$ 595,877
100,000	3.375	12/08/23	106,105
FNMA
400,000	1.875	09/24/26	371,828
400,000	6.250	05/15/29	535,620

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Securities – (continued)
Tennessee Valley Authority
$500,000	3.875%	02/15/21	$ 537,170

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,157,778)			$ 2,146,600

Asset-Backed Securities(b) – 10.7%
Collateralized Loan Obligations(c) – 2.7%
Acis CLO Ltd. Series 2013-1A, Class ACOM(a)
$1,500,000	2.251%	04/18/24	$ 1,490,400
Acis CLO Ltd. Series 2013-2A, Class A(a)
22,292	1.523	10/14/22	22,288
Acis CLO Ltd. Series 2013-2A, Class ACOM(a)
334,662	1.721	10/14/22	334,763
Acis CLO Ltd. Series 2013-2A, Class BR(a)
250,000	0.000	10/14/22	250,000
Acis CLO Ltd. Series 2013-2A, Class C2R(a)
200,000	0.000	10/14/22	200,000
OFSI Fund V Ltd. Series 2013-5A, Class A1LA
734,299	1.953	04/17/25	732,055

			3,029,506

Home Equity(a) – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A1
32,525	7.000	09/25/37	32,312
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
80,710	6.755	09/25/37	80,732

			113,044

Student Loans – 7.9%
Academic Loan Funding Trust Series 2012-1A, Class A2(a)(c)
550,000	2.082	12/27/44	547,861
Access Group, Inc. Series 2005-2, Class A3(a)
153,180	1.230	11/22/24	152,833
Brazos Higher Education Authority, Inc. Series 2005-2, Class A11
149,703	1.293	09/27/21	149,338
Chase Education Loan Trust Series 2007-A, Class A3
51,853	1.221	12/28/23	51,695
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)(c)
545,060	2.332	07/26/66	544,706
Edsouth Indenture No. 10 LLC Series 2015-2, Class A(a)(c)
363,697	1.982	12/25/56	363,697
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(c)
550,000	2.332	03/25/36	557,037
EFS Volunteer No. 3 LLC Series 2012-1, Class A3(a)(c)
350,000	1.982	04/25/33	349,806
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A3(a)
300,000	2.028	07/20/43	290,252
Navient Student Loan Trust Series 2016-5A, Class A(a)(c)
1,107,988	2.232	06/25/65	1,124,403
Navient Student Loan Trust Series 2016-7A, Class A(a)(c)
537,167	2.132	03/25/66	543,889
Nelnet Student Loan Trust Series 2006-1, Class A6(a)(c)
500,000	1.503	08/23/36	470,551
Nelnet Student Loan Trust Series 2006-2, Class A5(a)
333,506	1.138	01/25/30	332,624

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Student Loans – (continued)
Northstar Education Finance, Inc. Series 2004-2, Class A3
$11,503	1.209%	07/30/18	$ 11,494
Northstar Education Finance, Inc. Series 2007-1, Class A1(a)
100,000	1.139	04/28/30	98,277
Scholar Funding Trust Series 2010-A, Class A(a)(c)
152,575	1.789	10/28/41	150,332
SLC Student Loan Trust Series 2006-1, Class A5(a)
484,169	1.241	03/15/27	478,790
SLM Student Loan Trust Series 2003-7A, Class A5A(a)(c)
429,126	2.331	12/15/33	429,926
SLM Student Loan Trust Series 2004-8A, Class A6(a)(c)
400,000	1.668	01/25/40	384,821
SLM Student Loan Trust Series 2005-3, Class A5(a)
180,381	1.128	10/25/24	179,889
SLM Student Loan Trust Series 2005-5, Class A5(a)
100,000	1.788	10/25/40	97,862
SLM Student Loan Trust Series 2006-2, Class A5(a)
230,423	1.148	07/25/25	230,136
SLM Student Loan Trust Series 2007-7, Class A4(a)
223,496	1.368	01/25/22	218,824
SLM Student Loan Trust Series 2008-5, Class A4(a)
459,169	2.738	07/25/23	469,159
SLM Student Loan Trust Series 2008-6, Class A4(a)
300,000	2.138	07/25/23	300,722
SLM Student Loan Trust Series 2008-8, Class A4(a)
150,000	2.538	04/25/23	152,765

			8,681,689

TOTAL ASSET-BACKED SECURITIES (Cost $11,692,114)			$ 11,824,239

Foreign Government Securities – 3.2%
Colombia Government International Bond(a)
$240,000	4.000%	02/26/24	$ 246,960
Hashemite Kingdom of Jordan Government AID Bond(f)
700,000	2.503	10/30/20	715,659
Indonesia Government International Bond(c)
230,000	4.750	01/08/26	244,950
Israel Government AID Bond(f)
400,000	5.500	09/18/23	472,880
200,000	5.500	12/04/23	237,366
100,000	5.500	04/26/24	119,274
KfW(g)
1,000,000	1.125	08/06/18	997,160
Mexico Government International Bond
470,000	3.600	01/30/25	468,825

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $3,489,442)			$ 3,503,074

Supranational – 0.2%
Inter-American Development Bank
$200,000	1.000%	02/27/18	$ 198,567
(Cost $199,633)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bonds – 0.8%
California – 0.3%
California State Various Purpose GO Bonds Series 2010
$140,000	7.950%		03/01/36	$ 161,415
105,000	7.625		03/01/40	153,765

				315,180

Illinois – 0.2%
Illinois State GO Bonds for Build America Bonds Series 2010-5
250,000	7.350		07/01/35	266,765

Ohio – 0.3%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
250,000	6.270		02/15/50	299,570

TOTAL MUNICIPAL BONDS (Cost $750,191)				$ 881,515

U.S. Treasury Obligations – 22.5%
U.S. Treasury Bonds
$2,700,000	3.625	%(h)	08/15/43	$ 3,006,666
1,250,000	3.750		11/15/43	1,422,450
790,000	3.625		02/15/44	880,384
100,000	3.000		11/15/44	99,578
200,000	2.875		08/15/45	194,010
1,350,000	3.000		11/15/45	1,342,089
U.S. Treasury Inflation Indexed Bonds (TIPS)(b)
100,599	0.875		02/15/47	99,183
U.S. Treasury Inflation Indexed Notes (TIPS)(b)
259,243	0.125		04/15/20	263,204
256,153	0.125		04/15/21	258,980
426,708	0.625		01/15/24	437,273
410,108	0.250		01/15/25	406,909
U.S. Treasury Notes
1,400,000	1.375		04/30/21	1,376,592
10,380,000	2.250		01/31/24	10,412,905
610,000	2.125		03/31/24	606,401
3,100,000	2.250		11/15/25	3,073,309
U.S. Treasury STRIPS(i)
1,800,000	0.000		02/15/36	1,028,808

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,524,720)				$ 24,908,741

Shares	Distribution Rate			Value
Investment Company(b)(j) – 4.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,571,491	0.618%			$ 4,571,491
(Cost $4,571,491)

TOTAL INVESTMENTS – 99.8% (Cost $109,149,128)				$110,240,463

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%				221,514

NET ASSETS – 100.0%				$110,461,977

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,438,442, which represents approximately 14.9% of net assets as of March 31, 2017.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,168,984 which represents approximately 2.9% of net assets as of March 31, 2017.

(e)	Interest is based on the weighted net interest rate of the collateral.

(f)	Guaranteed by the United States Government. Total market value of these securities amounts to $1,545,179, which represents 1.4% of net assets as of March 31, 2017.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $997,160, which represents 0.9% of net assets as of March 31, 2017.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Represents an affiliated issuer.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
EONIA	— Euro Overnight Index Average
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIPS	— Treasury Inflation-Protected Securities

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	155,626	JPY	13,091,424	06/21/17	$118,725	$767
	AUD	222,000	NZD	241,103	06/21/17	169,362	692
	AUD	119,297	USD	90,281	04/27/17	91,105	824
	AUD	1,283,044	USD	968,811	06/21/17	978,821	10,010
	CAD	112,817	AUD	111,000	06/21/17	84,928	247
	CAD	277,988	EUR	191,562	06/21/17	209,268	4,134
	CAD	2,325,167	USD	1,736,300	06/21/17	1,750,366	14,066
	CHF	977,336	EUR	913,113	06/21/17	980,398	2,594
	EUR	213,122	NOK	1,931,645	06/21/17	228,221	3,064
	EUR	272,920	SEK	2,587,709	06/21/17	292,256	2,350
	EUR	619,375	USD	660,211	05/11/17	661,868	1,657
	EUR	565,713	USD	603,800	06/21/17	605,793	1,993
	GBP	277,280	EUR	317,000	06/21/17	348,071	8,612
	GBP	299,534	USD	367,768	04/28/17	375,496	7,728
	GBP	691,495	USD	852,520	06/21/17	868,038	15,518
	JPY	11,613,101	USD	102,400	04/12/17	104,341	1,941
	JPY	37,825,712	USD	335,274	06/21/17	340,826	5,552
	NOK	4,342,854	EUR	471,000	06/21/17	506,213	1,844
	NOK	290,032	SEK	300,906	06/21/17	33,807	96
	NZD	49,156	AUD	44,768	06/21/17	34,388	235
	NZD	1,408,225	USD	975,542	06/21/17	985,160	9,618
	USD	717,099	AUD	935,060	06/21/17	713,348	3,751
	USD	85,000	CAD	112,829	06/21/17	84,937	63
	USD	1,996,532	EUR	1,848,570	06/21/17	1,979,537	16,995
	USD	142,365	GBP	112,859	06/21/17	141,673	692
	USD	352,412	JPY	39,017,309	06/21/17	351,563	849
	USD	507,455	NZD	723,000	06/21/17	505,792	1,663
	USD	108,222	SEK	948,378	05/15/17	106,045	2,177
	USD	34,174	SEK	298,758	06/21/17	33,470	704

TOTAL							$120,436

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	1,097,526	USD	842,436	06/21/17	$837,291	$(5,145)
	CAD	54,241	GBP	32,702	06/21/17	40,832	(219)
	EUR	158,000	CAD	227,112	06/21/17	169,194	(1,775)
	EUR	398,329	CHF	426,597	06/21/17	426,549	(1,385)
	EUR	724,394	GBP	628,325	06/21/17	775,716	(13,023)
	EUR	726,206	JPY	88,250,197	06/21/17	777,657	(17,514)
	EUR	79,000	NOK	726,042	06/21/17	84,597	(32)
	EUR	68,681	USD	74,048	05/11/17	73,393	(655)
	EUR	1,553,440	USD	1,673,392	06/21/17	1,663,499	(9,893)
	JPY	18,843,395	USD	170,000	06/21/17	169,787	(213)
	NOK	18,155,626	EUR	2,009,076	06/21/17	2,116,260	(35,153)
	NOK	1,258,920	USD	147,568	06/21/17	146,742	(826)
	NZD	359,000	USD	251,956	06/21/17	251,148	(808)
	SEK	24,928,852	EUR	2,617,906	06/21/17	2,792,829	(10,553)
	SEK	876,000	USD	99,962	05/15/17	97,951	(2,011)
	USD	124,807	AUD	163,478	04/26/17	124,849	(42)
	USD	2,154,038	AUD	2,847,640	06/21/17	2,172,432	(18,394)
	USD	1,184,207	CAD	1,579,584	06/21/17	1,189,098	(4,891)
	USD	643,315	EUR	603,470	05/11/17	644,872	(1,557)
	USD	296,640	GBP	241,603	04/28/17	302,874	(6,234)
	USD	1,523,517	GBP	1,240,988	06/21/17	1,557,822	(34,305)
	USD	92,808	JPY	10,525,255	04/12/17	94,566	(1,758)
	USD	2,262,745	JPY	258,095,624	06/21/17	2,325,549	(62,804)
	USD	473,015	NZD	684,725	06/21/17	479,017	(6,002)
	USD	47,374	SEK	425,050	06/21/17	47,619	(245)
	USD	331,283	TWD	10,506,713	06/16/17	347,242	(15,959)

TOTAL							$(251,396)

FORWARD SALES CONTRACTS — At March 31, 2017, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FHLMC	3.500%	TBA-30yr	04/15/47	$(1000000)	$(1,022,812)
FNMA	3.500	TBA-30yr	04/25/47	(1000000)	(1,022,969)

TOTAL (Proceeds Received: $2,031,562)					$(2,045,781)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

3 Year Australian Government Bonds	32	June 2017	$2,731,964	$15,303
U.S. Long Bond	(1)	June 2017	(150,844)	(221)
U.S. Ultra Long Treasury Bonds	16	June 2017	2,570,000	17,987
2 Year U.S. Treasury Notes	49	June 2017	10,606,203	8,856
5 Year U.S. Treasury Notes	9	June 2017	1,059,539	9,682
10 Year U.S. Treasury Notes	(5)	June 2017	(622,813)	1

TOTAL				$51,608

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2017(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index	$635	1.000%	12/20/21	0.586%	$10,143	$1,840

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000’s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	SEK	9,470		06/15/18	0.050%	3 Month STIBOR	$5,628	$1,079
	SEK	9,950	(a)	09/15/18	(0.330)	3 Month STIBOR	52	95
	EUR	7,750	(a)	03/14/19	0.010	6 Month EURIBOR	(462)	6,820
		10,350	(a)	03/14/19	0.030	6 Month EURIBOR	1,615	9,097
	CAD	4,500		03/15/19	1.000	3 Month BA	(12,159)	4,580
	EUR	8,850	(a)	03/28/19	(0.162)	1 Day EONIA	908	6,140
	CHF	2,000	(a)	03/29/19	(0.554)	6 Month LIBOR	197	458
	NOK	2,380	(a)	06/21/19	1.250	6 Month NIBOR	(501)	747
		$5,680	(a)	12/19/19	2.250	3 Month LIBOR	(224)	7,961
		10,680	(a)	12/20/19	2.250	3 Month LIBOR	15,389	(925)
	EUR	4,670	(a)	02/11/21	0.250	6 Month EURIBOR	1,005	198
		$3,010	(a)	02/11/21	3 Month LIBOR	2.250%	5,692	(5,236)
	GBP	1,720	(a)	03/11/21	6 Month LIBOR	1.000	(371)	(2,540)
	NZD	680		03/15/22	3.000	3 Month BBR	2,621	(474)
	AUD	1,450	(a)	06/21/22	2.750	6 Month BBR	5,818	3,464
	CAD	40	(a)	06/21/22	1.000	3 Month BA	(819)	48
	EUR	2,920	(a)	06/21/22	—	6 Month EURIBOR	(53,053)	17,441
	SEK	110	(a)	06/21/22	3 Month STIBOR	0.500	(3)	(53)
		$4,640	(a)	06/21/22	3 Month LIBOR	1.250	209,438	(17,103)
		1,290	(a)	12/19/23	3 Month LIBOR	2.600	(126)	(9,555)
	EUR	1,200	(a)	03/23/24	6 Month EURIBOR	0.910	799	(8,076)
		2,770	(a)	02/15/26	0.700	6 Month EURIBOR	(5,856)	15,036
		1,580	(a)	01/12/27	1.330	6 Month EURIBOR	(12,083)	12,761
	GBP	1,280	(a)	03/16/27	1.600	6 Month LIBOR	5,390	(1,532)
	CAD	300	(a)	06/21/27	1.250	3 Month BA	(17,379)	2,269
	EUR	860	(a)	06/21/27	0.500	6 Month EURIBOR	(32,155)	4,032
	GBP	1,320	(a)	06/21/27	6 Month LIBOR	0.750	76,489	(792)
	SEK	2,140	(a)	06/21/27	3 Month STIBOR	1.250	498	(2,410)
		$1,150	(a)	06/21/27	1.500	3 Month LIBOR	(105,026)	8,342
		1,510	(a)	12/20/28	3 Month LIBOR	2.790	(25,125)	5,037
	GBP	1,260	(a)	01/11/32	6 Month LIBOR	1.940	5,521	(14,386)
		540	(a)	06/21/32	6 Month LIBOR	1.000	42,868	(4,369)
		900	(a)	03/17/37	6 Month LIBOR	1.750	(2,076)	281
	JPY	39,080	(a)	06/21/37	6 Month LIBOR	0.750	(1,553)	(1,321)
	GBP	310	(a)	06/21/47	6 Month LIBOR	1.000	46,495	(4,866)
		$290	(a)	06/21/47	1.750	3 Month LIBOR	(61,064)	3,181

TOTAL							$96,388	$35,429

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2017.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$109,174,131

Gross unrealized gain	1,911,859
Gross unrealized loss	(845,527)

Net unrealized security gain	$1,066,332

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Automobiles & Components – 0.7%
1,684	BorgWarner, Inc.	$ 70,374
2,228	Delphi Automotive plc	179,332
32,520	Ford Motor Co.	378,533
11,268	General Motors Co.	398,436
2,147	Goodyear Tire & Rubber Co. (The)	77,292
1,500	Harley-Davidson, Inc.	90,750

		1,194,717

Banks – 6.4%
83,284	Bank of America Corp.	1,964,670
6,805	BB&T Corp.	304,183
23,005	Citigroup, Inc.	1,376,159
4,258	Citizens Financial Group, Inc.	147,114
1,406	Comerica, Inc.	96,423
6,379	Fifth Third Bancorp	162,027
9,041	Huntington Bancshares, Inc.	121,059
29,746	JPMorgan Chase & Co.	2,612,889
8,868	KeyCorp	157,673
1,293	M&T Bank Corp.	200,066
2,617	People’s United Financial, Inc.	47,629
4,077	PNC Financial Services Group, Inc. (The)	490,218
9,850	Regions Financial Corp.	143,121
4,142	SunTrust Banks, Inc.	229,053
13,198	US Bancorp	679,697
37,490	Wells Fargo & Co.	2,086,693
1,723	Zions Bancorporation	72,366

		10,891,040

Capital Goods – 7.3%
4,957	3M Co.	948,423
372	Acuity Brands, Inc.	75,888
813	Allegion plc	61,544
1,923	AMETEK, Inc.	103,996
3,558	Arconic, Inc.	93,718
4,734	Boeing Co. (The)	837,255
4,909	Caterpillar, Inc.	455,359
1,289	Cummins, Inc.	194,897
2,427	Deere & Co.	264,203
1,336	Dover Corp.	107,348
3,706	Eaton Corp. plc	274,800
5,391	Emerson Electric Co.	322,705
2,368	Fastenal Co.	121,952
1,146	Flowserve Corp.	55,489
1,113	Fluor Corp.	58,566
2,554	Fortive Corp.	153,802
1,257	Fortune Brands Home & Security, Inc.	76,488
2,354	General Dynamics Corp.	440,669
72,490	General Electric Co.	2,160,202
6,330	Honeywell International, Inc.	790,427
2,575	Illinois Tool Works, Inc.	341,110
2,120	Ingersoll-Rand plc	172,398
1,006	Jacobs Engineering Group, Inc.	55,612
7,813	Johnson Controls International plc	329,083
648	L3 Technologies, Inc.	107,108
2,090	Lockheed Martin Corp.	559,284
2,684	Masco Corp.	91,229
1,442	Northrop Grumman Corp.	342,965
2,947	PACCAR, Inc.	198,038
1,100	Parker-Hannifin Corp.	176,352
1,411	Pentair plc	88,583

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
1,227	Quanta Services, Inc.*	$ 45,534
2,446	Raytheon Co.	373,015
1,075	Rockwell Automation, Inc.	167,388
1,104	Rockwell Collins, Inc.	107,265
838	Roper Technologies, Inc.	173,039
478	Snap-on, Inc.	80,624
1,256	Stanley Black & Decker, Inc.	166,885
2,265	Textron, Inc.	107,791
429	TransDigm Group, Inc.	94,449
692	United Rentals, Inc.*	86,535
6,262	United Technologies Corp.	702,659
451	WW Grainger, Inc.	104,975
1,547	Xylem, Inc.	77,690

		12,347,342

Commercial & Professional Services – 0.6%
697	Cintas Corp.	88,198
291	Dun & Bradstreet Corp. (The)	31,411
999	Equifax, Inc.	136,603
2,741	Nielsen Holdings plc	113,231
1,970	Republic Services, Inc.	123,736
1,137	Robert Half International, Inc.	55,520
728	Stericycle, Inc.*	60,344
1,318	Verisk Analytics, Inc.*	106,942
3,409	Waste Management, Inc.	248,584

		964,569

Consumer Durables & Apparel – 1.2%
2,290	Coach, Inc.	94,646
2,840	DR Horton, Inc.	94,600
923	Garmin Ltd.	47,174
3,283	Hanesbrands, Inc.	68,155
939	Hasbro, Inc.	93,731
1,075	Leggett & Platt, Inc.	54,094
1,593	Lennar Corp. Class A	81,546
2,776	Mattel, Inc.	71,093
1,428	Michael Kors Holdings Ltd.*	54,421
522	Mohawk Industries, Inc.*	119,794
4,003	Newell Brands, Inc.	188,821
10,979	NIKE, Inc. Class B	611,860
2,401	PulteGroup, Inc.	56,544
682	PVH Corp.	70,567
481	Ralph Lauren Corp.	39,259
1,605	Under Armour, Inc. Class A*(a)	31,747
1,616	Under Armour, Inc. Class C*	29,573
2,710	VF Corp.	148,969
625	Whirlpool Corp.	107,081

		2,063,675

Consumer Services – 1.6%
3,551	Carnival Corp.	209,190
239	Chipotle Mexican Grill, Inc.*	106,479
1,000	Darden Restaurants, Inc.	83,670
1,623	H&R Block, Inc.	37,735
2,594	Marriott International, Inc. Class A	244,303
6,843	McDonald’s Corp.	886,921
1,425	Royal Caribbean Cruises Ltd.	139,807
12,158	Starbucks Corp.	709,906
890	Wyndham Worldwide Corp.	75,018
656	Wynn Resorts Ltd.	75,184

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
2,757	Yum Brands, Inc.	$ 176,172

		2,744,385

Diversified Financials – 5.2%
458	Affiliated Managers Group, Inc.	75,084
6,278	American Express Co.	496,653
1,264	Ameriprise Financial, Inc.	163,915
8,593	Bank of New York Mellon Corp. (The)	405,847
15,809	Berkshire Hathaway, Inc. Class B*	2,635,044
1,021	BlackRock, Inc.	391,564
4,039	Capital One Financial Corp.	350,020
767	CBOE Holdings, Inc.	62,181
10,079	Charles Schwab Corp. (The)	411,324
2,819	CME Group, Inc.	334,897
3,258	Discover Financial Services	222,815
2,263	E*TRADE Financial Corp.*	78,956
2,857	Franklin Resources, Inc.	120,394
3,085	Goldman Sachs Group, Inc. (The)(b)	708,686
4,963	Intercontinental Exchange, Inc.	297,135
3,275	Invesco Ltd.	100,313
2,680	Leucadia National Corp.	69,680
1,385	Moody’s Corp.	155,175
12,014	Morgan Stanley	514,680
993	Nasdaq, Inc.	68,964
2,568	Navient Corp.	37,904
1,809	Northern Trust Corp.	156,623
1,068	Raymond James Financial, Inc.	81,446
2,149	S&P Global, Inc.	280,960
3,041	State Street Corp.	242,094
6,344	Synchrony Financial	217,599
2,037	T Rowe Price Group, Inc.	138,822

		8,818,775

Energy – 6.5%
4,654	Anadarko Petroleum Corp.	288,548
3,181	Apache Corp.	163,472
3,568	Baker Hughes, Inc.	213,438
3,946	Cabot Oil & Gas Corp.	94,349
5,166	Chesapeake Energy Corp.*(a)	30,686
15,740	Chevron Corp.	1,690,004
812	Cimarex Energy Co.	97,026
1,139	Concho Resources, Inc.*	146,179
10,224	ConocoPhillips	509,871
4,370	Devon Energy Corp.	182,316
4,819	EOG Resources, Inc.	470,093
1,437	EQT Corp.	87,801
34,523	Exxon Mobil Corp.	2,831,231
7,152	Halliburton Co.	351,950
897	Helmerich & Payne, Inc.	59,713
2,186	Hess Corp.	105,387
15,912	Kinder Morgan, Inc.	345,927
7,228	Marathon Oil Corp.	114,202
4,453	Marathon Petroleum Corp.	225,055
1,464	Murphy Oil Corp.	41,856
3,080	National Oilwell Varco, Inc.	123,477
1,619	Newfield Exploration Co.*	59,757
3,593	Noble Energy, Inc.	123,384
6,368	Occidental Petroleum Corp.	403,476
1,715	ONEOK, Inc.	95,080
3,679	Phillips 66	291,450
1,426	Pioneer Natural Resources Co.	265,564

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
1,521	Range Resources Corp.	$ 44,261
11,634	Schlumberger Ltd.	908,615
3,328	Southwestern Energy Co.*	27,190
3,999	TechnipFMC plc*	129,968
973	Tesoro Corp.	78,871
3,110	Transocean Ltd.*	38,720
3,750	Valero Energy Corp.	248,588
6,739	Williams Cos., Inc. (The)	199,407

		11,086,912

Food & Staples Retailing – 1.9%
3,627	Costco Wholesale Corp.	608,212
8,570	CVS Health Corp.	672,745
7,615	Kroger Co. (The)	224,566
4,144	Sysco Corp.	215,157
7,116	Walgreens Boots Alliance, Inc.	590,984
12,490	Wal-Mart Stores, Inc.	900,279
2,675	Whole Foods Market, Inc.	79,501

		3,291,444

Food, Beverage & Tobacco – 5.3%
16,133	Altria Group, Inc.	1,152,219
4,695	Archer-Daniels-Midland Co.	216,158
1,536	Brown-Forman Corp. Class B	70,932
1,622	Campbell Soup Co.	92,843
32,083	Coca-Cola Co. (The)	1,361,603
3,425	Conagra Brands, Inc.	138,164
1,443	Constellation Brands, Inc. Class A	233,867
1,545	Dr Pepper Snapple Group, Inc.	151,286
4,846	General Mills, Inc.	285,962
1,166	Hershey Co. (The)	127,386
2,176	Hormel Foods Corp.	75,355
989	JM Smucker Co. (The)	129,638
2,101	Kellogg Co.	152,554
5,003	Kraft Heinz Co. (The)	454,322
979	McCormick & Co., Inc.	95,501
1,535	Mead Johnson Nutrition Co.	136,738
1,484	Molson Coors Brewing Co. Class B	142,034
12,668	Mondelez International, Inc. Class A	545,737
3,339	Monster Beverage Corp.*	154,162
11,874	PepsiCo, Inc.	1,328,226
12,904	Philip Morris International, Inc.	1,456,862
6,922	Reynolds American, Inc.	436,224
2,412	Tyson Foods, Inc. Class A	148,845

		9,086,618

Health Care Equipment & Services – 5.3%
14,348	Abbott Laboratories	637,195
2,905	Aetna, Inc.	370,533
1,412	AmerisourceBergen Corp.	124,962
2,206	Anthem, Inc.	364,828
3,995	Baxter International, Inc.	207,181
1,774	Becton Dickinson and Co.	325,423
11,405	Boston Scientific Corp.*	283,642
2,664	Cardinal Health, Inc.	217,249
1,386	Centene Corp.*	98,766
2,494	Cerner Corp.*	146,772
2,141	Cigna Corp.	313,635
395	Cooper Cos., Inc. (The)	78,957
615	CR Bard, Inc.	152,852
5,104	Danaher Corp.	436,545
1,313	DaVita, Inc.*	89,245

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
1,907	DENTSPLY SIRONA, Inc.	$ 119,073
1,796	Edwards Lifesciences Corp.*	168,950
1,009	Envision Healthcare Corp.*	61,872
5,010	Express Scripts Holding Co.*	330,209
2,373	HCA Holdings, Inc.*	211,173
656	Henry Schein, Inc.*	111,500
2,080	Hologic, Inc.*	88,504
1,236	Humana, Inc.	254,789
716	IDEXX Laboratories, Inc.*	110,701
307	Intuitive Surgical, Inc.*	235,306
842	Laboratory Corp. of America Holdings*	120,802
1,770	McKesson Corp.	262,420
11,435	Medtronic plc	921,204
642	Patterson Cos., Inc.	29,038
1,144	Quest Diagnostics, Inc.	112,329
2,570	Stryker Corp.	338,340
7,916	UnitedHealth Group, Inc.	1,298,303
730	Universal Health Services, Inc. Class B	90,849
769	Varian Medical Systems, Inc.*	70,079
1,684	Zimmer Biomet Holdings, Inc.	205,633

		8,988,859

Household & Personal Products – 1.9%
2,157	Church & Dwight Co., Inc.	107,570
1,082	Clorox Co. (The)	145,886
7,310	Colgate-Palmolive Co.	535,019
3,784	Coty, Inc. Class A	68,604
1,825	Estee Lauder Cos., Inc. (The) Class A	154,742
2,940	Kimberly-Clark Corp.	386,992
21,238	Procter & Gamble Co. (The)	1,908,234

		3,307,047

Insurance – 2.7%
3,311	Aflac, Inc.	239,783
3,086	Allstate Corp. (The)	251,478
7,775	American International Group, Inc.	485,393
2,219	Aon plc	263,373
1,466	Arthur J Gallagher & Co.	82,888
463	Assurant, Inc.	44,295
3,900	Chubb Ltd.	531,375
1,225	Cincinnati Financial Corp.	88,531
3,156	Hartford Financial Services Group, Inc. (The)	151,709
1,896	Lincoln National Corp.	124,093
2,262	Loews Corp.	105,794
4,262	Marsh & McLennan Cos., Inc.	314,919
8,996	MetLife, Inc.	475,169
2,198	Principal Financial Group, Inc.	138,716
4,880	Progressive Corp. (The)	191,198
3,604	Prudential Financial, Inc.	384,475
905	Torchmark Corp.	69,721
2,361	Travelers Cos., Inc. (The)	284,595
1,923	Unum Group	90,169
1,060	Willis Towers Watson plc	138,743
2,289	XL Group Ltd.	91,240

		4,547,657

Materials – 2.8%
1,801	Air Products & Chemicals, Inc.	243,657
930	Albemarle Corp.	98,245

Shares	Description	Value
Common Stocks – (continued)
Materials – (continued)
753	Avery Dennison Corp.	$ 60,692
1,445	Ball Corp.	107,306
2,053	CF Industries Holdings, Inc.	60,255
9,246	Dow Chemical Co. (The)	587,491
1,211	Eastman Chemical Co.	97,849
2,197	Ecolab, Inc.	275,372
7,227	EI du Pont de Nemours & Co.	580,545
1,149	FMC Corp.	79,959
10,104	Freeport-McMoRan, Inc.*	134,989
653	International Flavors & Fragrances, Inc.	86,542
3,394	International Paper Co.	172,347
2,762	LyondellBasell Industries NV Class A	251,867
536	Martin Marietta Materials, Inc.	116,982
3,643	Monsanto Co.	412,388
3,030	Mosaic Co. (The)	88,415
4,434	Newmont Mining Corp.	146,145
2,651	Nucor Corp.	158,318
2,119	PPG Industries, Inc.	222,664
2,356	Praxair, Inc.	279,422
1,601	Sealed Air Corp.	69,772
668	Sherwin-Williams Co. (The)	207,207
1,124	Vulcan Materials Co.	135,419
2,063	WestRock Co.	107,338

		4,781,186

Media – 3.2%
3,075	CBS Corp. (Non-Voting) Class B	213,282
1,782	Charter Communications, Inc. Class A*	583,284
39,382	Comcast Corp. Class A	1,480,369
1,181	Discovery Communications, Inc. Class A*	34,355
1,900	Discovery Communications, Inc. Class C*	53,789
1,896	DISH Network Corp. Class A*	120,377
3,281	Interpublic Group of Cos., Inc. (The)	80,614
3,213	News Corp. Class A	41,769
1,017	News Corp. Class B	13,730
1,948	Omnicom Group, Inc.	167,937
820	Scripps Networks Interactive, Inc. Class A	64,264
1,766	TEGNA, Inc.	45,245
6,440	Time Warner, Inc.	629,252
8,740	Twenty-First Century Fox, Inc. Class A	283,089
3,835	Twenty-First Century Fox, Inc. Class B	121,876
2,957	Viacom, Inc. Class B	137,855
12,104	Walt Disney Co. (The)	1,372,473

		5,443,560

Pharmaceuticals, Biotechnology & Life Sciences – 8.5%
13,317	AbbVie, Inc.	867,736
2,741	Agilent Technologies, Inc.	144,917
1,885	Alexion Pharmaceuticals, Inc.*	228,537
2,806	Allergan plc	670,410
6,124	Amgen, Inc.	1,004,765
1,791	Biogen, Inc.*	489,695
13,942	Bristol-Myers Squibb Co.	758,166
6,479	Celgene Corp.*	806,182

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
8,082	Eli Lilly & Co.	$ 679,777
10,858	Gilead Sciences, Inc.	737,475
1,234	Illumina, Inc.*	210,570
1,471	Incyte Corp.*	196,629
22,550	Johnson & Johnson	2,808,602
852	Mallinckrodt plc*	37,974
22,846	Merck & Co., Inc.	1,451,635
218	Mettler-Toledo International, Inc.*	104,402
3,693	Mylan NV*	143,990
950	PerkinElmer, Inc.	55,157
1,177	Perrigo Co. plc	78,141
49,435	Pfizer, Inc.	1,691,171
633	Regeneron Pharmaceuticals, Inc.*	245,294
3,276	Thermo Fisher Scientific, Inc.	503,194
2,080	Vertex Pharmaceuticals, Inc.*	227,448
682	Waters Corp.*	106,603
4,076	Zoetis, Inc.	217,536

		14,466,006

Real Estate – 2.9%
743	Alexandria Real Estate Equities, Inc. (REIT)	82,116
3,547	American Tower Corp. (REIT)	431,102
1,262	Apartment Investment & Management Co. Class A (REIT)	55,970
1,157	AvalonBay Communities, Inc. (REIT)	212,425
1,284	Boston Properties, Inc. (REIT)	170,014
2,492	CBRE Group, Inc. Class A*	86,697
2,933	Crown Castle International Corp. (REIT)	277,022
1,246	Digital Realty Trust, Inc. (REIT)	132,562
598	Equinix, Inc. (REIT)	239,421
3,006	Equity Residential (REIT)	187,033
537	Essex Property Trust, Inc. (REIT)	124,332
1,082	Extra Space Storage, Inc. (REIT)	80,490
607	Federal Realty Investment Trust (REIT)	81,035
4,808	GGP, Inc. (REIT)*	111,449
3,901	HCP, Inc. (REIT)	122,023
6,177	Host Hotels & Resorts, Inc. (REIT)	115,263
1,967	Iron Mountain, Inc. (REIT)	70,163
3,427	Kimco Realty Corp. (REIT)	75,702
1,019	Macerich Co. (The) (REIT)	65,624
977	Mid-America Apartment Communities, Inc. (REIT)	99,400
4,450	Prologis, Inc. (REIT)	230,866
1,231	Public Storage (REIT)	269,478
2,160	Realty Income Corp. (REIT)	128,585
1,226	Regency Centers Corp. (REIT)	81,394
2,627	Simon Property Group, Inc. (REIT)	451,923
832	SL Green Realty Corp. (REIT)	88,708
2,261	UDR, Inc. (REIT)	81,984
2,988	Ventas, Inc. (REIT)	194,340
1,416	Vornado Realty Trust (REIT)	142,039
2,982	Welltower, Inc. (REIT)	211,185
6,234	Weyerhaeuser Co. (REIT)	211,831

		4,912,176

Retailing – 5.5%
607	Advance Auto Parts, Inc.	89,994
3,290	Amazon.com, Inc.*	2,916,716
589	AutoNation, Inc.*	24,909

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
243	AutoZone, Inc.*	$ 175,701
1,318	Bed Bath & Beyond, Inc.	52,008
2,218	Best Buy Co., Inc.	109,015
1,576	CarMax, Inc.*	93,331
2,148	Dollar General Corp.	149,780
2,006	Dollar Tree, Inc.*	157,391
1,014	Expedia, Inc.	127,936
1,154	Foot Locker, Inc.	86,331
1,834	Gap, Inc. (The)	44,548
1,265	Genuine Parts Co.	116,899
10,155	Home Depot, Inc. (The)	1,491,059
1,416	Kohl’s Corp.	56,371
2,060	L Brands, Inc.	97,026
2,564	LKQ Corp.*	75,048
7,173	Lowe’s Cos., Inc.	589,692
2,645	Macy’s, Inc.	78,398
3,565	Netflix, Inc.*	526,943
973	Nordstrom, Inc.(a)	45,313
755	O’Reilly Automotive, Inc.*	203,729
408	Priceline Group, Inc. (The)*	726,228
3,314	Ross Stores, Inc.	218,293
569	Signet Jewelers Ltd.	39,415
5,583	Staples, Inc.	48,963
4,692	Target Corp.	258,951
928	Tiffany & Co.	88,438
5,433	TJX Cos., Inc. (The)	429,642
1,091	Tractor Supply Co.	75,246
984	TripAdvisor, Inc.*	42,469
480	Ulta Beauty, Inc.*	136,910

		9,372,693

Semiconductors & Semiconductor Equipment – 3.4%
6,445	Advanced Micro Devices, Inc.*	93,775
3,002	Analog Devices, Inc.	246,014
9,064	Applied Materials, Inc.	352,590
3,314	Broadcom Ltd.	725,633
39,417	Intel Corp.	1,421,771
1,275	KLA-Tencor Corp.	121,214
1,359	Lam Research Corp.	174,441
1,811	Microchip Technology, Inc.	133,616
8,679	Micron Technology, Inc.*	250,823
4,921	NVIDIA Corp.	536,044
1,028	Qorvo, Inc.*	70,480
12,289	QUALCOMM, Inc.	704,651
1,540	Skyworks Solutions, Inc.	150,889
8,314	Texas Instruments, Inc.	669,776
2,092	Xilinx, Inc.	121,106

		5,772,823

Software & Services – 12.8%
5,180	Accenture plc Class A	620,978
5,657	Activision Blizzard, Inc.	282,058
4,147	Adobe Systems, Inc.*	539,649
1,476	Akamai Technologies, Inc.*	88,117
475	Alliance Data Systems Corp.	118,275
2,469	Alphabet, Inc. Class A*	2,093,218
2,460	Alphabet, Inc. Class C*	2,040,718
1,667	Autodesk, Inc.*	144,146
3,710	Automatic Data Processing, Inc.	379,867
2,659	CA, Inc.	84,343
1,269	Citrix Systems, Inc.*	105,822

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
5,073	Cognizant Technology Solutions Corp. Class A*	$ 301,945
1,321	CSRA, Inc.	38,692
8,447	eBay, Inc.*	283,566
2,516	Electronic Arts, Inc.*	225,232
19,614	Facebook, Inc. Class A*	2,786,169
2,710	Fidelity National Information Services, Inc.	215,770
1,763	Fiserv, Inc.*	203,292
1,271	Global Payments, Inc.	102,544
7,125	International Business Machines Corp.	1,240,748
2,055	Intuit, Inc.	238,359
7,831	Mastercard, Inc. Class A	880,753
64,241	Microsoft Corp.	4,230,912
25,023	Oracle Corp.	1,116,276
2,667	Paychex, Inc.	157,086
9,390	PayPal Holdings, Inc.*	403,958
1,466	Red Hat, Inc.*	126,809
5,335	salesforce.com, Inc.*	440,084
5,175	Symantec Corp.	158,769
1,263	Synopsys, Inc.*	91,100
1,169	Teradata Corp.*	36,379
1,361	Total System Services, Inc.	72,759
774	VeriSign, Inc.*	67,423
15,427	Visa, Inc. Class A	1,370,998
3,920	Western Union Co. (The)	79,772
7,260	Yahoo!, Inc.*	336,937

		21,703,523

Technology Hardware & Equipment – 5.8%
2,588	Amphenol Corp. Class A	184,188
43,624	Apple, Inc.	6,267,024
41,755	Cisco Systems, Inc.	1,411,319
7,883	Corning, Inc.	212,841
530	F5 Networks, Inc.*	75,562
1,120	FLIR Systems, Inc.	40,634
1,013	Harris Corp.	112,716
13,946	Hewlett Packard Enterprise Co.	330,520
14,223	HP, Inc.	254,307
3,102	Juniper Networks, Inc.	86,329
1,362	Motorola Solutions, Inc.	117,432
2,321	NetApp, Inc.	97,134
2,513	Seagate Technology plc	115,422
2,970	TE Connectivity Ltd.	221,413
2,403	Western Digital Corp.	198,320
7,163	Xerox Corp.	52,576

		9,777,737

Telecommunication Services – 2.4%
51,026	AT&T, Inc.	2,120,130
4,447	CenturyLink, Inc.	104,816
2,443	Level 3 Communications, Inc.*	139,788
33,990	Verizon Communications, Inc.	1,657,013

		4,021,747

Transportation – 2.2%
1,032	Alaska Air Group, Inc.	95,171
4,140	American Airlines Group, Inc.	175,122
1,168	C.H. Robinson Worldwide, Inc.	90,275
7,653	CSX Corp.	356,247
6,140	Delta Air Lines, Inc.	282,194

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
1,520	Expeditors International of Washington, Inc.	$ 85,865
2,046	FedEx Corp.	399,277
731	JB Hunt Transport Services, Inc.	67,062
885	Kansas City Southern	75,898
2,422	Norfolk Southern Corp.	271,191
433	Ryder System, Inc.	32,665
5,082	Southwest Airlines Co.	273,208
6,759	Union Pacific Corp.	715,913
2,398	United Continental Holdings, Inc.*	169,395
5,732	United Parcel Service, Inc. Class B	615,044

		3,704,527

Utilities – 3.2%
5,392	AES Corp.	60,283
1,855	Alliant Energy Corp.	73,476
2,003	Ameren Corp.	109,344
4,144	American Electric Power Co., Inc.	278,187
1,479	American Water Works Co., Inc.	115,022
3,551	CenterPoint Energy, Inc.	97,901
2,283	CMS Energy Corp.	102,141
2,558	Consolidated Edison, Inc.	198,654
5,222	Dominion Resources, Inc.	405,070
1,488	DTE Energy Co.	151,940
5,759	Duke Energy Corp.	472,296
2,683	Edison International	213,594
1,465	Entergy Corp.	111,281
2,678	Eversource Energy	157,413
7,656	Exelon Corp.	275,463
3,625	FirstEnergy Corp.	115,347
3,915	NextEra Energy, Inc.	502,569
2,594	NiSource, Inc.	61,711
2,677	NRG Energy, Inc.	50,060
4,231	PG&E Corp.	280,769
939	Pinnacle West Capital Corp.	78,294
5,642	PPL Corp.	210,954
4,258	Public Service Enterprise Group, Inc.	188,842
1,159	SCANA Corp.	75,741
2,060	Sempra Energy	227,630
8,151	Southern Co. (The)	405,757
2,643	WEC Energy Group, Inc.	160,245
4,260	Xcel Energy, Inc.	189,357

		5,369,341

TOTAL COMMON STOCKS (Cost $70,660,047)		$ 168,658,359

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment – 0.0%(c)(d)
U.S. Government Obligation – 0.0%
U.S. Treasury Bill
$100,000	0.000%	08/03/17	$ 99,735
(Cost $99,764)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $70,759,811)			$ 168,758,094

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(e) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
102,900	0.618%	$ 102,900
(Cost $102,900)

TOTAL INVESTMENTS – 99.4% (Cost $70,862,711)		$168,860,994

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		992,106

NET ASSETS – 100.0%		$169,853,100

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	10	June 2017	$1,179,600	$(3,223)

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$79,341,114

Gross unrealized gain	99,867,665
Gross unrealized loss	(10,347,785)

Net unrealized security gain	$89,519,880

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Funds – 28.3%
201,744	iShares Core S&P 500 Fund	$ 47,867,799
309,874	iShares MSCI Emerging Markets Fund(a)	12,205,937
204,062	Vanguard S&P 500 Fund	44,148,814

TOTAL EXCHANGE TRADED FUNDS (Cost $91,883,583)		$104,222,550

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 44.7%
Goldman Sachs Financial Square Funds – Treasury Obligations Fund
46,001,354	0.594%	$ 46,001,354

Goldman Sachs Financial Square Funds – Treasury Solutions Fund
45,501,314	0.006	45,501,314
Goldman Sachs Financial Square Government Fund – Institutional Shares
72,955,949	0.618	72,955,949

TOTAL INVESTMENT COMPANIES (Cost $164,458,617)		$164,458,617

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $256,342,200)		$268,681,167

Securities Lending Reinvestment Vehicle(b)(c) – 3.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,535,450	0.618%	$ 14,535,450

TOTAL INVESTMENTS – 76.9% (Cost $270,877,650)		$283,216,617

OTHER ASSETS IN EXCESS OF LIABILITIES – 23.1%		85,051,902

NET ASSETS – 100.0%		$368,268,519

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	1,343	June 2017	$49,084,727	$784,175
Euro-Bund	137	June 2017	23,591,791	(17,123)
FTSE 100 Index	343	June 2017	31,266,075	(66,895)
S&P 500 E-Mini Index	772	June 2017	91,065,120	(208,967)
TSE TOPIX Index	136	June 2017	18,476,601	(352,917)

TOTAL				$138,273

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$274,197,660

Gross unrealized gain	12,338,967
Gross unrealized loss	(3,320,010)

Net unrealized security gain	$9,018,957

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 27.8%
Federal Farm Credit Bank
$500,000	0.914	%(a)	04/07/17	$ 500,000
1,200,000	1.082	(a)	04/25/17	1,200,000
10,000,000	1.037	(a)	05/23/17	10,000,000
300,000	1.090	(a)	06/13/17	300,073
350,000	0.991	(a)	06/15/17	350,000
2,000,000	1.007	(a)	06/30/17	1,999,980
1,000,000	1.034	(a)	08/01/17	999,836
300,000	0.952	(a)	09/15/17	299,993
Federal Home Loan Bank
3,000,000	0.578	(a)	04/03/17	3,000,000
3,150,000	0.884	(a)	04/05/17	3,150,000
3,500,000	0.565	(a)	04/06/17	3,500,000
3,500,000	0.569	(a)	04/07/17	3,500,000
7,000,000	0.589	(a)	04/07/17	6,999,995
1,500,000	0.575	(a)	04/11/17	1,500,000
2,450,000	0.922	(a)	04/13/17	2,450,000
1,500,000	0.923	(a)	04/18/17	1,500,000
7,500,000	0.871	(a)	04/21/17	7,500,000
3,800,000	0.858	(a)	04/25/17	3,800,000
7,000,000	0.996	(a)	06/09/17	7,000,000
1,400,000	0.726	(a)	06/13/17	1,399,978
1,350,000	0.731	(a)	06/13/17	1,350,000
1,350,000	0.736	(a)	06/13/17	1,350,000
2,700,000	0.762	(a)	06/15/17	2,700,000
1,500,000	0.996	(a)	06/15/17	1,500,000
3,000,000	0.798	(a)	06/27/17	3,000,000
2,500,000	0.605	(a)	07/10/17	2,500,000
2,900,000	0.686	(a)	07/11/17	2,900,000
1,000,000	0.691	(a)	07/12/17	1,000,000
1,100,000	0.756	(a)	07/14/17	1,100,000
5,500,000	0.787	(a)	07/25/17	5,500,000
2,750,000	0.792	(a)	07/25/17	2,750,000
500,000	0.926	(a)	08/21/17	500,000
1,000,000	0.917	(a)	08/22/17	1,000,000
2,500,000	1.024	(a)	08/28/17	2,499,897
3,500,000	0.815	(a)	09/01/17	3,500,000
2,000,000	0.860	(a)	09/06/17	2,000,000
1,350,000	0.771	(a)	09/12/17	1,350,000
2,500,000	0.728	(a)	10/02/17	2,500,000
3,000,000	0.738	(a)	10/02/17	3,000,000
1,500,000	0.863	(a)	11/08/17	1,500,000
1,500,000	0.942	(a)	12/19/17	1,500,000
3,000,000	0.967	(a)	12/26/17	3,000,000
1,400,000	0.938	(a)	12/27/17	1,400,000
2,000,000	0.929	(a)	02/05/18	2,000,000
2,000,000	0.889	(a)	02/15/18	2,000,000
3,000,000	0.902	(a)	02/22/18	3,000,000
1,430,000	0.961	(a)	03/15/18	1,430,000
1,430,000	0.967	(a)	03/16/18	1,429,931
4,000,000	0.936	(a)	03/23/18	4,000,000
4,000,000	0.988	(a)	06/19/18	4,000,000
2,710,000	0.993	(a)	06/28/18	2,710,000
600,000	0.789	(a)	07/09/18	599,960
800,000	0.798	(a)	07/12/18	799,948
2,800,000	0.831	(a)	07/13/18	2,800,000
Federal Home Loan Mortgage Corporation
10,000,000	0.983	(a)	04/20/17	9,999,921
6,099,000	1.056	(a)	04/26/17	6,098,958
1,434,000	1.250		05/12/17	1,434,920
139,000	1.000		06/29/17	139,139
3,500,000	1.072	(a)	12/20/17	3,500,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Mortgage Corporation – (continued)
$3,000,000	0.979	%(a)	01/08/18	$ 3,000,000
2,470,000	0.750		01/12/18	2,465,071
1,000,000	0.988	(a)	01/12/18	1,000,000
Federal National Mortgage Association
200,000	0.750		04/20/17	200,010
1,994,000	5.000		05/11/17	2,003,238
100,000	0.609		06/01/17	99,899
735,000	5.375		06/12/17	741,818
1,225,000	0.998	(a)	07/20/17	1,224,777
Tennessee Valley Authority
3,000,000	5.500		07/18/17	3,040,682

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$170,068,024

U.S. Treasury Obligations – 11.6%
United States Treasury Bills
$100,000	0.758%		04/27/17	$ 99,946
100,000	0.769		06/22/17	99,828
325,000	0.831		08/31/17	323,882
1,875,000	0.888		09/21/17	1,867,161
1,500,000	0.893		09/21/17	1,493,693
100,000	0.903		09/21/17	99,575
1,100,000	0.908		09/21/17	1,095,295
1,100,000	0.914		09/21/17	1,095,269
200,000	0.914		09/28/17	199,105
United States Treasury Notes
300,000	3.125		04/30/17	300,614
3,190,000	4.500		05/15/17	3,205,041
3,800,000	2.750		05/31/17	3,813,417
3,300,000	0.875		06/15/17	3,301,611
1,890,000	0.625		06/30/17	1,890,159
3,600,000	0.750		06/30/17	3,601,095
3,900,000	2.500		06/30/17	3,917,909
700,000	0.875		07/15/17	700,372
2,550,000	0.875		08/15/17	2,551,870
8,310,000	4.750		08/15/17	8,435,564
2,500,000	0.625		08/31/17	2,498,672
12,200,000	1.875		08/31/17	12,257,889
3,900,000	0.625		09/30/17	3,896,240
2,600,000	1.875		09/30/17	2,613,871
2,150,000	0.875		10/15/17	2,150,234
2,600,000	0.750		10/31/17	2,598,099
1,860,000	1.875		10/31/17	1,870,839
2,800,000	4.250		11/15/17	2,857,962
500,000	0.625		11/30/17	498,953
900,000	2.250		11/30/17	908,316
800,000	3.500		02/15/18	817,154

TOTAL U.S. TREASURY OBLIGATIONS				$ 71,059,635

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$241,127,659

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – 59.7%
Joint Repurchase Agreement Account III
$365,400,000	0.809%	04/03/17	$365,400,000
Maturity Value: $365,424,640

TOTAL INVESTMENTS – 99.1%			$606,527,659

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			5,669,148

NET ASSETS – 100.0%			$612,196,807

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at March 31, 2017.

(b) Unless noted, all repurchase agreements were entered into on March 31, 2017. Additional information on Joint Repurchase Agreement Account III appears in the notes to the Schedule of Investments.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Automobiles & Components – 0.5%
10,647	Delphi Automotive plc	$ 856,977

Banks – 3.7%
40,106	Eagle Bancorp, Inc.*	2,394,328
24,649	First Republic Bank	2,312,323
29,259	SunTrust Banks, Inc.	1,618,023

		6,324,674

Capital Goods – 18.5%
45,432	Fortive Corp.	2,735,915
30,356	Fortune Brands Home & Security, Inc.	1,847,163
15,598	Hubbell, Inc.	1,872,540
15,165	IDEX Corp.	1,418,079
14,047	John Bean Technologies Corp.	1,235,434
10,229	L3 Technologies, Inc.	1,690,751
27,535	Middleby Corp. (The)*	3,757,151
17,457	Rockwell Automation, Inc.	2,718,229
24,842	Roper Technologies, Inc.	5,129,624
53,469	Sensata Technologies Holding NV*	2,334,991
14,945	WABCO Holdings, Inc.*	1,754,842
92,517	Xylem, Inc.	4,646,204

		31,140,923

Consumer Durables & Apparel – 2.8%
44,459	Kate Spade & Co.*	1,032,782
57,711	Newell Brands, Inc.	2,722,228
8,887	PVH Corp.	919,538

		4,674,548

Consumer Services – 4.4%
8,181	Chipotle Mexican Grill, Inc.*	3,644,799
14,507	Panera Bread Co. Class A*	3,798,948

		7,443,747

Diversified Financials – 6.5%
11,139	Affiliated Managers Group, Inc.	1,826,128
57,127	Intercontinental Exchange, Inc.	3,420,193
40,734	Lazard Ltd. Class A	1,873,357
44,106	Northern Trust Corp.	3,818,697

		10,938,375

Energy – 1.3%
13,070	Concho Resources, Inc.*	1,677,404
10,440	Dril-Quip, Inc.*	569,502

		2,246,906

Food & Staples Retailing – 0.6%
33,666	Whole Foods Market, Inc.	1,000,553

Food, Beverage & Tobacco – 4.3%
72,137	Blue Buffalo Pet Products, Inc.*	1,659,151
13,135	Molson Coors Brewing Co. Class B	1,257,151
27,114	Monster Beverage Corp.*	1,251,853
35,792	Snyder’s-Lance, Inc.	1,442,776
19,083	TreeHouse Foods, Inc.*	1,615,567

		7,226,498

Health Care Equipment & Services – 4.4%
11,759	CR Bard, Inc.	2,922,582
32,605	Edwards Lifesciences Corp.*	3,067,152

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
14,492	Nevro Corp.*	$ 1,357,901

		7,347,635

Materials – 6.1%
15,673	Ashland Global Holdings, Inc.	1,940,474
33,736	Avery Dennison Corp.	2,719,122
57,492	RPM International, Inc.	3,163,785
4,333	Sherwin-Williams Co. (The)	1,344,053
48,480	Valvoline, Inc.(a)	1,190,184

		10,357,618

Media – 1.1%
25,856	CBS Corp. (Non-Voting) Class B	1,793,372

Pharmaceuticals, Biotechnology & Life Sciences – 10.5%
51,510	Agilent Technologies, Inc.	2,723,334
28,089	Alkermes plc*	1,643,206
32,700	Exelixis, Inc.*	708,609
12,597	Illumina, Inc.*	2,149,552
17,802	Incyte Corp.*	2,379,593
6,816	Mettler-Toledo International, Inc.*	3,264,251
10,943	Neurocrine Biosciences, Inc.*	473,832
8,935	Vertex Pharmaceuticals, Inc.*	977,042
63,491	Zoetis, Inc.	3,388,515

		17,707,934

Real Estate Investment Trusts – 3.6%
9,187	Equinix, Inc.	3,678,199
19,745	SBA Communications Corp.*	2,376,706

		6,054,905

Retailing – 10.0%
17,841	Advance Auto Parts, Inc.	2,645,107
24,260	Expedia, Inc.	3,060,884
31,985	Five Below, Inc.*	1,385,271
8,418	O’Reilly Automotive, Inc.*	2,271,513
61,976	Ross Stores, Inc.	4,082,359
12,192	Ulta Beauty, Inc.*	3,477,524

		16,922,658

Semiconductors & Semiconductor Equipment – 1.2%
12,755	Qorvo, Inc.*	874,483
20,107	Xilinx, Inc.	1,163,994

		2,038,477

Software & Services – 16.8%
20,232	Autodesk, Inc.*	1,749,461
74,231	Black Knight Financial Services, Inc. Class A*	2,843,047
22,555	Electronic Arts, Inc.*	2,019,124
28,233	Fiserv, Inc.*	3,255,547
12,236	FleetCor Technologies, Inc.*	1,852,898
33,622	Global Payments, Inc.	2,712,623
37,377	GoDaddy, Inc. Class A*	1,416,588
25,512	Intuit, Inc.	2,959,137
28,832	Red Hat, Inc.*	2,493,968
16,715	ServiceNow, Inc.*	1,462,061
19,882	Snap, Inc. Class A*(a)	447,941

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
13,948	Splunk, Inc.*	$ 868,821
46,912	Total System Services, Inc.	2,507,916
7,591	Tyler Technologies, Inc.*	1,173,265
19,427	Yelp, Inc.*	636,234

		28,398,631

Technology Hardware & Equipment – 3.1%
72,813	Amphenol Corp. Class A	5,182,101

TOTAL COMMON STOCKS (Cost $129,472,397)		$167,656,532

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
150	0.618%	$ 150
(Cost $150)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $129,472,547)		$167,656,682

Securities Lending Reinvestment Vehicle(b)(c) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,645,425	0.618%	$ 1,645,425
(Cost $1,645,425)

TOTAL INVESTMENTS – 100.4% (Cost $131,117,972)		$169,302,107

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(745,937)

NET ASSETS – 100.0%		$168,556,170

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$131,973,818

Gross unrealized gain	39,202,028
Gross unrealized loss	(1,873,739)

Net unrealized security gain	$37,328,289

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities – 9.8%
Adjustable Rate FHLMC(a) – 3.8%
$216,355	2.904%	05/01/35	$ 227,269
117,002	2.821	09/01/35	123,412
266,883	3.360	12/01/36	282,090
811,557	3.305	04/01/37	863,801
620,622	2.870	01/01/38	655,623
518,098	3.243	01/01/38	538,281

			2,690,476

Adjustable Rate FNMA(a) – 2.8%
71,571	2.625	05/01/33	74,145
193,360	2.833	05/01/35	204,038
488,886	2.742	06/01/35	513,715
676,655	2.947	11/01/35	706,028
98,537	3.285	12/01/35	103,971
368,074	3.408	03/01/37	390,084

			1,991,981

Adjustable Rate GNMA(a) – 0.5%
334,172	2.125	04/20/33	343,460

Agency Multi-Family – 2.7%
FNMA
175,040	2.800	03/01/18	176,002
455,715	3.740	05/01/18	461,983
110,000	3.840	05/01/18	111,441
400,000	4.506	06/01/19	404,377
79,575	3.416	10/01/20	82,498
82,969	3.619	12/01/20	86,843
339,933	3.762	12/01/20	356,960
177,029	4.380	06/01/21	190,975

			1,871,079

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,911,626)			$ 6,896,996

Collateralized Mortgage Obligations(a) – 37.6%
Agency Multi-Family – 2.0%
FHLMC Multifamily Structured Pass-Through Certificates Series KF02, Class A1
$185,723	1.362%	07/25/20	$ 185,686
FHLMC Multifamily Structured Pass-Through Certificates Series KF03, Class A
163,116	1.322	01/25/21	163,116
FHLMC Multifamily Structured Pass-Through Certificates Series KS02, Class A
1,073,569	1.362	08/25/23	1,074,285

			1,423,087

Regular Floater – 35.6%
FHLMC REMIC Series 3049, Class FP
249,339	1.262	10/15/35	247,840
FHLMC REMIC Series 3208, Class FB(b)
155,669	1.312	08/15/36	155,605
FHLMC REMIC Series 3208, Class FD(b)
231,947	1.312	08/15/36	232,617
FHLMC REMIC Series 3208, Class FG(b)
934,013	1.312	08/15/36	936,713
FHLMC REMIC Series 3307, Class FT
1,426,734	1.152	07/15/34	1,424,128

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 3311, Class KF(b)
$2,520,840	1.252%	05/15/37	$ 2,515,752
FHLMC REMIC Series 3371, Class FA(b)
589,115	1.512	09/15/37	593,897
FHLMC REMIC Series 4174, Class FB(b)
1,183,246	1.212	05/15/39	1,182,053
FHLMC REMIC Series 4320, Class FD
542,223	1.312	07/15/39	543,529
FHLMC REMIC Series 4477, Class FG
1,228,141	1.084	10/15/40	1,220,229
FHLMC REMIC Series 4631, Class GF
2,899,128	1.412	11/15/46	2,916,780
FHLMC REMIC Series 4637, Class QF(b)
2,731,855	1.784	04/15/44	2,728,322
FNMA REMIC Series 2006-82, Class F
335,753	1.552	09/25/36	337,699
FNMA REMIC Series 2006-96, Class FA
795,460	1.282	10/25/36	793,418
FNMA REMIC Series 2007-114, Class A7
400,000	1.182	10/27/37	395,044
FNMA REMIC Series 2007-33, Class HF
134,456	1.332	04/25/37	134,562
FNMA REMIC Series 2007-36, Class F
222,652	1.212	04/25/37	221,153
FNMA REMIC Series 2007-85, Class FC
609,603	1.522	09/25/37	613,695
FNMA REMIC Series 2008-8, Class FB
790,406	1.802	02/25/38	797,184
FNMA REMIC Series 2011-63, Class FG
593,778	1.432	07/25/41	596,007
FNMA REMIC Series 2012-35, Class QF
1,572,424	1.382	04/25/42	1,573,968
FNMA REMIC Series 2016-1, Class FT
1,519,345	1.332	02/25/46	1,518,495
GNMA Series 2005-48, Class AF
760,263	1.178	06/20/35	753,245
GNMA Series 2012-98, Class FA
721,503	1.378	08/20/42	722,998
NCUA Guaranteed Notes Trust Series 2011-R1, Class 1A(b)
1,824,131	1.304	01/08/20	1,828,193

			24,983,126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,392,941)			$26,406,213

Commercial Mortgage-Backed Security(a) – 0.1%
Agency Multi-Family – 0.1%
FNMA ACES Series 2013-M11, Class FA
$100,646	1.312%	01/25/18	$ 100,504
(Cost $100,646)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Security(a) – 1.1%
FHLB
$750,000	1.132%	09/29/17	$ 751,213
(Cost $750,442)

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 36.6%
Automobile(b)(c) – 0.8%
Chesapeake Funding II LLC Series 2016-2A, Class A2
$550,000	1.912%	06/15/28	$ 552,704

Collateralized Loan Obligations – 9.4%
Acis CLO Ltd. Series 2013-2A, Class A(b)(c)
137,465	1.523	10/14/22	137,445
Acis CLO Ltd. Series 2013-2A, Class BR(c)
100,000	0.000	10/14/22	100,000
Apidos CLO X Series 2012-10A, Class A(b)(c)
581,408	2.459	10/30/22	581,492
Bowman Park CLO Ltd. Series 2014-1A, Class AR(c)
250,000	2.233	11/23/25	249,998
Brentwood CLO Corp. Series 2006-1A, Class A1A(b)(c)
130,818	1.304	02/01/22	130,763
Brentwood CLO Corp. Series 2006-1A, Class A1B(b)(c)
51,393	1.304	02/01/22	51,354
Callidus Debt Partners CLO Fund VI Ltd. Series 6A, Class A1T(b)(c)
137,792	1.301	10/23/21	137,756
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1(b)(c)
350,000	2.554	04/18/26	350,011
Jamestown CLO III Ltd. Series 2013-3A, Class A1A(b)(c)
1,400,000	2.473	01/15/26	1,400,949
Jamestown CLO VII Ltd. Series 2015-7A, Class A1(b)(c)
1,300,000	2.588	07/25/27	1,300,428
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(b)(c)
300,000	1.953	04/17/25	299,083
OFSI Fund VI Ltd. Series 2014-6A, Class A1(b)(c)
350,000	2.053	03/20/25	346,916
Parallel Ltd. Series 2015-1A, Class A(b)(c)
300,000	2.480	07/20/27	300,116
Sound Point CLO XI Ltd. Series 2016-1A, Class A(b)(c)
700,000	2.680	07/20/28	706,583
Westchester CLO Ltd. Series 2007-1X, Class A1A(b)
99,446	1.259	08/01/22	99,408
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class A1(b)(c)
400,000	2.353	07/16/27	398,721

			6,591,023

Credit Card – 3.7%
BA Credit Card Trust Series 2014-A1, Class A
1,000,000	1.292	06/15/21	1,004,216
Capital One Multi-Asset Execution Trust Series 2016-A1, Class A1(b)
300,000	1.362	02/15/22	301,736
CARDS II Trust Series 2016-1A, Class A(b)(c)
300,000	1.612	07/15/21	301,392
Evergreen Credit Card Trust Series 2016-1, Class A(b)(c)
500,000	1.632	04/15/20	502,235
Trillium Credit Card Trust II Series 2016-1A, Class A(b)(c)
500,000	1.702	05/26/21	502,341

			2,611,920

Student Loans – 22.7%
Academic Loan Funding Trust Series 2013-1A, Class A(b)(c)
546,404	1.782	12/26/44	547,222
Access Group, Inc. Series 2006-1, Class A2
33,153	1.162	08/25/23	33,130
Access Group, Inc. Series 2015-1, Class A(b)(c)
250,243	1.682	07/25/56	248,556

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loans – (continued)
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
$517,853	1.782%	02/25/41	$ 510,751
College Loan Corp. Trust I Series 2005-1, Class A4
200,000	1.188	04/25/27	198,772
ECMC Group Student Loan Trust Series 2016-1A, Class A(b)(c)
317,952	2.332	07/26/66	317,745
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(c)
332,343	1.782	06/25/26	332,742
Education Loan Asset-Backed Trust I Series 2013-1, Class A2(c)
500,000	1.782	04/26/32	486,616
Educational Funding of the South, Inc. Series 2011-1, Class A2(b)
622,104	1.688	04/25/35	618,778
Educational Funding of the South, Inc. Series 2012-1, Class A(b)
416,475	2.032	03/25/36	418,654
Educational Services of America, Inc. Series 2010-1, Class A1(b)(c)
718,068	1.888	07/25/23	718,607
Educational Services of America, Inc. Series 2013-1, Class A(b)(c)
98,553	1.552	02/26/29	98,230
Educational Services of America, Inc. Series 2014-1, Class A(b)(c)
306,101	1.682	02/25/39	302,054
EFS Volunteer No 3 LLC Series 2012-1, Class A2(b)(c)
966,983	1.982	02/25/25	972,345
GCO Education Loan Funding Master Trust-II Series 2006-2A, Class A3L(b)(c)
69,316	1.172	08/25/28	69,234
GCO Education Loan Funding Trust Series 2006-1, Class A8L
476,540	1.182	05/25/25	471,586
Goal Capital Funding Trust Series 2007-1, Class A3
52,371	1.243	09/25/28	51,997
Higher Education Funding I Series 2005-1, Class A4
44,429	1.192	02/25/30	44,112
Higher Education Funding I Series 2014-1, Class A(b)(c)
272,737	2.102	05/25/34	272,050
Illinois Student Assistance Commission Series 2010-1, Class A3(b)
200,000	1.938	07/25/45	200,712
Kentucky Higher Education Student Loan Corp. Series 2015-1, Class A1
732,216	1.534	12/01/31	727,918
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2(b)
882,478	1.978	05/20/30	892,202
Navient Student Loan Trust Series 2016-2, Class A1(b)(c)
340,098	1.732	06/25/65	341,148
Navient Student Loan Trust Series 2016-5A, Class A(b)(c)
1,348,855	2.232	06/25/65	1,368,838
Navient Student Loan Trust Series 2016-7A, Class A(b)(c)
293,000	2.132	03/25/66	296,667
Nelnet Student Loan Trust Series 2005-4, Class A3(b)
62,523	1.286	06/22/26	62,489
Nelnet Student Loan Trust Series 2006-2, Class A5(b)
433,558	1.138	01/25/30	432,412

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loans – (continued)
Nelnet Student Loan Trust Series 2013-5A, Class A(b)(c)
$104,479	1.612%	01/25/37	$ 104,128
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(b)
200,000	1.888	10/25/37	195,243
North Carolina State Education Assistance Authority Series 2010-1, Class A1(b)
127,616	1.938	07/25/41	127,156
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2(b)
411,587	1.948	07/01/24	413,897
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3(b)
652,358	1.178	10/25/35	628,935
Scholar Funding Trust Series 2010-A, Class A(b)(c)
271,245	1.789	10/28/41	267,256
Scholar Funding Trust Series 2011-A, Class A(b)(c)
265,213	1.939	10/28/43	263,000
SLM Student Loan Trust Series 2003-12, Class A5(b)(c)
76,226	1.411	09/15/22	76,199
SLM Student Loan Trust Series 2003-14, Class A5(b)
35,252	1.268	01/25/23	35,252
SLM Student Loan Trust Series 2005-9, Class A6(b)
549,384	1.588	10/26/26	550,316
SLM Student Loan Trust Series 2006-2, Class A5(b)
322,592	1.148	07/25/25	322,191
SLM Student Loan Trust Series 2006-4, Class A5(b)
119,767	1.138	10/27/25	119,742
SLM Student Loan Trust Series 2007-1, Class A5(b)
958,236	1.128	01/26/26	953,560
SLM Student Loan Trust Series 2008-5, Class A4(b)
166,971	2.738	07/25/23	170,603
SLM Student Loan Trust Series 2013-3, Class A2(b)
27,319	1.282	05/26/20	27,310
SLM Student Loan Trust Series 2014-1, Class A2(b)
40,158	1.362	07/26/21	40,160
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2(b)
139,632	1.848	10/01/24	139,742
Utah State Board of Regents Series 2015-1, Class A(b)
489,809	1.378	02/25/43	486,855
Wachovia Student Loan Trust Series 2005-1, Class A5(b)
45,072	1.168	01/26/26	44,877

			16,001,989

TOTAL ASSET-BACKED SECURITIES (Cost $25,620,543)			$25,757,636

U.S. Treasury Obligations(a) – 3.9%
U.S. Treasury Inflation Indexed Notes (TIPS)
$534,580	0.125%	04/15/17	$ 535,200
2,177,637	0.125	04/15/20	2,210,911

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,724,563)			$ 2,746,111

Shares	Distribution Rate	Value
Investment Company(a)(d) – 8.7%
Investment Company – 8.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,135,854	0.618%	$ 6,135,854
(Cost $6,135,854)

TOTAL INVESTMENTS – 97.8% (Cost $68,636,615)		$68,794,527

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		1,524,660

NET ASSETS – 100.0%		$70,319,187

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,432,924, which represents approximately 21.9% of net assets as of March 31, 2017.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit
TIPS	— Treasury Inflation-Protected Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	1	June 2017	$246,775	$(758)
90 Day Eurodollar	1	September 2017	246,425	(1,018)
90 Day Eurodollar	1	December 2017	246,125	(1,199)
90 Day Eurodollar	1	March 2018	245,863	(1,398)
90 Day Eurodollar	1	June 2018	245,550	(1,631)
U.S. Long Bonds	(14)	June 2017	(2,111,813)	9,866
U.S. Ultra Long Treasury Bonds	2	June 2017	321,250	503
2 Year U.S. Treasury Notes	(22)	June 2017	(4,761,969)	(2,033)
5 Year U.S. Treasury Notes	(4)	June 2017	(470,906)	140
10 Year U.S. Treasury Notes	39	June 2017	4,857,938	7,635
10 Year U.S. Ultra Long Treasury Notes	(15)	June 2017	(2,008,359)	(4,148)

TOTAL				$5,959

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$68,636,614

Gross unrealized gain	369,838
Gross unrealized loss	(211,925)

Net unrealized security gain	$157,913

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Banks – 15.6%
1,162,748	Bank of America Corp.	$ 27,429,225
157,560	Citigroup, Inc.	9,425,239
229,429	JPMorgan Chase & Co.	20,153,044
516,012	Wells Fargo & Co.	28,721,228

		85,728,736

Capital Goods – 8.0%
57,069	Caterpillar, Inc.	5,293,720
109,242	Eaton Corp. plc	8,100,294
112,080	Emerson Electric Co.	6,709,109
82,827	Fluor Corp.	4,358,357
468,342	General Electric Co.	13,956,592
118,484	Textron, Inc.	5,638,653

		44,056,725

Consumer Durables & Apparel – 0.7%
101,769	Coach, Inc.	4,206,113

Diversified Financials – 5.5%
139,846	American Express Co.	11,063,217
323,105	Deutsche Bank AG (Registered)*(a)	5,544,482
180,665	Invesco Ltd.	5,533,769
197,137	Morgan Stanley	8,445,349

		30,586,817

Energy – 12.0%
54,012	Apache Corp.	2,775,677
334,964	BP plc ADR	11,562,957
50,548	Chevron Corp.	5,427,339
249,899	ConocoPhillips	12,462,463
239,968	Exxon Mobil Corp.	19,679,776
150,426	Range Resources Corp.	4,377,396
1,168,301	Southwestern Energy Co.*	9,545,019

		65,830,627

Food & Staples Retailing – 1.0%
181,881	Whole Foods Market, Inc.	5,405,503

Food, Beverage & Tobacco – 4.6%
139,765	Altria Group, Inc.	9,982,016
63,630	Anheuser-Busch InBev SA/NV ADR	6,984,029
65,262	Campbell Soup Co.	3,735,597
110,621	Mondelez International, Inc. Class A	4,765,553

		25,467,195

Health Care Equipment & Services – 4.2%
263,357	Abbott Laboratories	11,695,684
46,170	Aetna, Inc.	5,888,984
11,675	Humana, Inc.	2,406,685
36,279	Medtronic plc	2,922,636

		22,913,989

Household & Personal Products – 1.8%
313,620	Coty, Inc. Class A	5,685,931
30,645	Kimberly-Clark Corp.	4,033,801

		9,719,732

Shares	Description	Value
Common Stocks – (continued)
Insurance – 4.5%
110,290	American International Group, Inc.	$ 6,885,405
57,317	Hartford Financial Services Group, Inc. (The)	2,755,228
282,327	MetLife, Inc.	14,912,512

		24,553,145

Materials – 2.4%
64,127	Ball Corp.	4,762,071
106,040	EI du Pont de Nemours & Co.	8,518,193

		13,280,264

Media – 3.9%
129,550	DISH Network Corp. Class A*	8,225,129
125,538	Liberty Global plc Class C*	4,398,852
188,488	Viacom, Inc. Class B	8,787,311

		21,411,292

Pharmaceuticals, Biotechnology & Life Sciences – 9.4%
54,763	Allergan plc	13,083,976
43,332	Bristol-Myers Squibb Co.	2,356,394
58,817	Celgene Corp.*	7,318,599
19,579	Johnson & Johnson	2,438,565
508,796	Pfizer, Inc.	17,405,911
81,233	Vertex Pharmaceuticals, Inc.*	8,882,829

		51,486,274

Real Estate Investment Trusts – 4.7%
38,063	American Tower Corp.	4,626,177
35,104	AvalonBay Communities, Inc.	6,445,095
298,257	DDR Corp.	3,737,160
32,375	Simon Property Group, Inc.	5,569,471
55,371	Vornado Realty Trust	5,554,265

		25,932,168

Retailing – 1.0%
19,741	Home Depot, Inc. (The)	2,898,571
34,780	TJX Cos., Inc. (The)	2,750,402

		5,648,973

Semiconductors & Semiconductor Equipment – 0.7%
47,589	Texas Instruments, Inc.	3,833,770

Software & Services – 6.0%
11,553	Alphabet, Inc. Class A*	9,794,633
332,390	Oracle Corp.	14,827,918
142,158	Symantec Corp.	4,361,408
44,224	Visa, Inc. Class A	3,930,187

		32,914,146

Technology Hardware & Equipment – 4.0%
23,430	Apple, Inc.	3,365,954
323,024	Cisco Systems, Inc.	10,918,211
128,525	Corning, Inc.	3,470,175
55,574	TE Connectivity Ltd.	4,143,042

		21,897,382

Telecommunication Services – 1.3%
45,521	Level 3 Communications, Inc.*	2,604,712

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Telecommunication Services – (continued)
91,934	Verizon Communications, Inc.	$ 4,481,782

		7,086,494

Transportation – 3.2%
289,151	JetBlue Airways Corp.*	5,959,402
108,036	Union Pacific Corp.	11,443,173

		17,402,575

Utilities – 1.3%
221,808	FirstEnergy Corp.	7,057,930

TOTAL COMMON STOCKS (Cost $427,653,625)		$526,419,850

Units	Description	Expiration Month	Value
Right*(a) – 0.2%
Diversified Financials – 0.2%
323,105	Deutsche Bank AG	04/17	$ 762,528
(Cost $0)

Shares	Distribution Rate		Value
Investment Company(b)(c) – 3.1%
Goldman Sachs Financial Square Government Fund – Institutional Share
17,301,159	0.618%		$ 17,301,159
(Cost $17,301,159)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $444,954,784)			$544,483,537

Securities Lending Reinvestment Vehicle(b)(c) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,315,575	0.618%		$ 5,315,575
(Cost $5,315,575)

TOTAL INVESTMENTS – 100.1% (Cost $450,270,359)			$549,799,112

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(423,090)

NET ASSETS – 100.0%			$549,376,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$461,938,658

Gross unrealized gain	102,413,608
Gross unrealized loss	(14,553,154)

Net unrealized security gain	$87,860,454

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 95.5%
Banks – 7.3%
286,504	CIT Group, Inc.	$ 12,299,617
257,549	Citizens Financial Group, Inc.	8,898,318
1,017,095	Huntington Bancshares, Inc.	13,618,902
52,106	Signature Bank*	7,732,009
282,615	SunTrust Banks, Inc.	15,628,610

		58,177,456

Capital Goods – 10.9%
249,150	AMETEK, Inc.	13,474,032
179,534	Jacobs Engineering Group, Inc.	9,924,639
62,119	L3 Technologies, Inc.	10,267,649
82,684	MSC Industrial Direct Co., Inc. Class A	8,496,608
103,088	Stanley Black & Decker, Inc.	13,697,303
118,412	Terex Corp.	3,718,137
208,316	Textron, Inc.	9,913,758
237,381	Trinity Industries, Inc.	6,302,466
141,792	Wabtec Corp.(a)	11,059,776

		86,854,368

Consumer Durables & Apparel – 2.1%
195,941	Coach, Inc.	8,098,242
117,688	Kate Spade & Co.*	2,733,892
157,162	Toll Brothers, Inc.*	5,675,120

		16,507,254

Consumer Services – 1.2%
359,127	MGM Resorts International	9,840,080

Diversified Financials – 6.2%
69,553	Ameriprise Financial, Inc.	9,019,633
79,229	Raymond James Financial, Inc.	6,042,003
649,106	SLM Corp.*	7,854,183
214,463	Starwood Property Trust, Inc. (REIT)	4,842,574
470,932	Synchrony Financial	16,152,968
532,057	Two Harbors Investment Corp. (REIT)	5,102,427

		49,013,788

Energy – 9.1%
82,737	Anadarko Petroleum Corp.	5,129,694
207,978	Antero Resources Corp.*	4,743,978
443,311	Encana Corp.	5,191,172
153,305	Newfield Exploration Co.*	5,658,487
238,837	Parsley Energy, Inc. Class A*	7,764,591
214,474	Patterson-UTI Energy, Inc.	5,205,284
21,352	Pioneer Natural Resources Co.	3,976,383
200,646	RSP Permian, Inc.*	8,312,764
194,629	TechnipFMC plc*	6,325,442
76,827	US Silica Holdings, Inc.	3,686,928
310,085	Williams Cos., Inc. (The)	9,175,415
547,740	WPX Energy, Inc.*	7,334,239

		72,504,377

Food & Staples Retailing – 1.2%
66,025	US Foods Holding Corp.*	1,847,379
263,676	Whole Foods Market, Inc.	7,836,451

		9,683,830

Food, Beverage & Tobacco – 2.9%
174,849	Conagra Brands, Inc.	7,053,409
124,005	Molson Coors Brewing Co. Class B	11,868,518

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
77,041	Pinnacle Foods, Inc.	$ 4,458,363

		23,380,290

Health Care Equipment & Services – 3.3%
61,779	Acadia Healthcare Co., Inc.*	2,693,565
49,112	Centene Corp.*	3,499,721
57,217	Laboratory Corp. of America Holdings*	8,208,923
98,694	Zimmer Biomet Holdings, Inc.	12,051,524

		26,453,733

Insurance – 6.0%
85,484	Arch Capital Group Ltd.*	8,101,319
81,961	Arthur J Gallagher & Co.	4,634,075
241,101	Hartford Financial Services Group, Inc. (The)	11,589,725
140,358	Lincoln National Corp.	9,186,431
222,775	Progressive Corp. (The)	8,728,325
80,253	WR Berkley Corp.	5,668,269

		47,908,144

Materials – 5.7%
131,053	Alcoa Corp.	4,508,223
121,930	Ball Corp.	9,054,522
100,167	Celanese Corp. Series A	9,000,005
483,783	Freeport-McMoRan, Inc.*	6,463,341
38,618	Martin Marietta Materials, Inc.	8,428,378
239,551	Steel Dynamics, Inc.	8,326,793

		45,781,262

Media – 4.1%
193,632	Discovery Communications, Inc. Class A*	5,632,755
178,891	DISH Network Corp. Class A*	11,357,789
28,287	Liberty Broadband Corp. Class C*	2,443,997
104,349	Liberty Media Corp-Liberty Formula One Class C*(a)	3,563,518
204,864	Viacom, Inc. Class B	9,550,760

		32,548,819

Pharmaceuticals, Biotechnology & Life Sciences – 1.5%
52,932	BioMarin Pharmaceutical, Inc.*	4,646,371
69,729	Vertex Pharmaceuticals, Inc.*	7,624,866

		12,271,237

Real Estate Investment Trusts – 11.5%
583,678	Brixmor Property Group, Inc.	12,525,730
130,994	CyrusOne, Inc.	6,742,261
677,790	DDR Corp.	8,492,709
174,423	Equity Residential	10,852,599
79,571	Federal Realty Investment Trust	10,622,728
137,284	Mid-America Apartment Communities, Inc.	13,967,274
429,847	RLJ Lodging Trust	10,105,703
109,101	Taubman Centers, Inc.	7,202,848
111,489	Vornado Realty Trust	11,183,462

		91,695,314

Retailing – 2.0%
4,065	AutoZone, Inc.*	2,939,198
55,434	Dollar General Corp.	3,865,413

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
71,160	Expedia, Inc.	$ 8,978,257

		15,782,868

Semiconductors & Semiconductor Equipment – 1.6%
500,305	Marvell Technology Group Ltd.	7,634,654
74,505	Qorvo, Inc.*	5,108,063

		12,742,717

Software & Services – 5.2%
93,859	Activision Blizzard, Inc.	4,679,810
81,515	Computer Sciences Corp.	5,625,350
101,713	Fidelity National Information Services, Inc.	8,098,389
107,677	GoDaddy, Inc. Class A*	4,080,958
113,993	IAC/InterActiveCorp.*	8,403,564
224,625	Symantec Corp.	6,891,495
81,619	Verint Systems, Inc.*	3,540,224

		41,319,790

Technology Hardware & Equipment – 3.0%
158,116	Corning, Inc.	4,269,132
285,629	Juniper Networks, Inc.	7,949,055
281,633	VeriFone Systems, Inc.*	5,274,986
585,485	Viavi Solutions, Inc.*	6,276,399

		23,769,572

Telecommunication Services – 0.4%
56,348	Level 3 Communications, Inc.*	3,224,233

Transportation – 2.8%
640,749	JetBlue Airways Corp.*	13,205,837
102,744	Old Dominion Freight Line, Inc.	8,791,804

		21,997,641

Utilities – 7.5%
124,990	American Water Works Co., Inc.	9,720,472
106,208	Atmos Energy Corp.	8,389,370
213,884	FirstEnergy Corp.	6,805,789
123,266	PG&E Corp.	8,179,932
94,367	Pinnacle West Capital Corp.	7,868,320
131,603	Sempra Energy	14,542,132
74,880	Vectren Corp.	4,388,717

		59,894,732

TOTAL COMMON STOCKS (Cost $664,848,308)		$761,351,505

Shares	Distribution Rate	Value
Investment Company(b)(c) – 2.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
17,930,532	0.618%	$ 17,930,532
(Cost $17,930,532)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $682,778,840)		$779,282,037

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,167,985	0.618%	$ 4,167,985
(Cost $4,167,985)

TOTAL INVESTMENTS – 98.2% (Cost $686,946,825)		$783,450,022

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		14,457,338

NET ASSETS – 100.0%		$797,907,360

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$692,137,778

Gross unrealized gain	107,278,945
Gross unrealized loss	(15,966,701)

Net unrealized security gain	$91,312,244

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds(a) – 88.0%
Equity – 27.1%
157,972	Goldman Sachs Absolute Return Tracker Fund	$ 1,491,252
76,984	Goldman Sachs Long Short Fund	672,841
31,833	Goldman Sachs Emerging Markets Equity Fund	578,717
20,648	Goldman Sachs International Real Estate Securities Fund	119,553
6,135	Goldman Sachs Real Estate Securities Fund	114,853

		2,977,216

Fixed Income – 60.9%
185,415	Goldman Sachs Long Short Credit Strategies Fund	1,750,319
156,100	Goldman Sachs Strategic Income Fund	1,514,173
143,141	Goldman Sachs Fixed Income Macro Strategies Fund	1,271,097
104,998	Goldman Sachs Managed Futures Strategy Fund	1,087,777
124,305	Goldman Sachs Dynamic Emerging Markets Debt Fund	1,055,350

		6,678,716

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) (Cost $9,683,590)		$ 9,655,932

Exchange Traded Funds – 1.5%
778	ProShares Short VIX Short-Term Futures Fund	$ 109,815
1,171	SPDR S&P Bank Fund	50,329

TOTAL EXCHANGE TRADED FUNDS (Cost $81,710)		$ 160,144

Shares	Distribution Rate	Value
Investment Company(a)(b) – 9.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,030,910	0.618%	$ 1,030,910
(Cost $1,030,910)

TOTAL INVESTMENTS – 98.9% (Cost $10,796,210)		$10,846,986

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		125,848

NET ASSETS – 100.0%		$10,972,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	BRL	160,000	USD	50,751	05/03/17	$50,772	$21
	CZK	4,200,000	USD	164,771	06/21/17	167,585	2,814
	IDR	1,350,000,000	USD	99,956	06/21/17	100,740	784
	INR	6,500,000	USD	96,252	06/21/17	99,571	3,319
	KRW	120,000,000	USD	104,246	06/21/17	107,470	3,224
	RUB	3,000,000	USD	50,072	06/21/17	52,266	2,194
	SEK	1,050,000	USD	116,419	06/21/17	117,634	1,215
	TRY	250,000	USD	65,623	06/21/17	67,244	1,621
	TWD	2,700,000	USD	88,991	06/21/17	89,253	262
	USD	61,321	CLP	40,000,000	06/21/17	60,392	929
	USD	8,566	SEK	75,000	06/21/17	8,403	163
	USD	2,693	TRY	10,000	06/21/17	2,690	3

TOTAL							$16,549

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	160,000	USD	51,188	04/04/17	$51,108	$(80)
	NOK	400,000	USD	47,267	06/21/17	46,625	(642)
	USD	51,053	BRL	160,000	04/04/17	51,108	(55)
	USD	49,688	CHF	50,000	06/21/17	50,157	(469)
	USD	7,510	CLP	5,000,000	06/21/17	7,549	(39)
	USD	66,351	CNY	460,000	06/21/17	66,362	(11)
	USD	232,211	EUR	220,000	06/21/17	235,587	(3,376)
	USD	50,065	GBP	40,000	06/21/17	50,213	(148)
	USD	68,257	HUF	20,000,000	06/21/17	69,328	(1,071)
	USD	96,606	JPY	11,000,000	06/21/17	99,115	(2,509)
	USD	185,553	KRW	210,000,000	06/21/17	188,072	(2,519)
	USD	4,236	RUB	250,000	06/21/17	4,356	(120)
	USD	235,641	TWD	7,200,000	06/21/17	238,009	(2,368)
	ZAR	630,000	USD	48,797	06/21/17	46,316	(2,481)

TOTAL							$(15,888)

FUTURES CONTRACTS — At March 31, 2017, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	37	December 2017	$9,106,625	$1,277
90 Day Eurodollar	(37)	March 2020	(9,031,700)	(10,398)
EURO STOXX 50 Index	(2)	June 2017	(73,097)	(1,919)
FTSE 100 Index	2	June 2017	182,309	(390)
FTSE 250 Index	(4)	June 2017	(188,637)	(821)
H-Shares Index	1	April 2017	66,191	(1,135)
IBEX 35 Index	1	April 2017	111,084	4,860
mini MSCI Emerging Markets Index Futures	2	June 2017	96,140	3,481
MSCI Singapore Index	3	April 2017	74,922	1,079
S&P 500 E-Mini Index	(1)	June 2017	(117,960)	326
SGX FTSE China A50 Index	(8)	April 2017	(83,620)	91
SGX Nifty 50 Equity Index	4	April 2017	73,584	833

TOTAL				$(2,716)

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$10,982,173

Gross unrealized gain	224,204
Gross unrealized loss	(359,391)

Net unrealized security loss	$(135,187)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Automobiles & Components – 3.0%
9,929	Cooper Tire & Rubber Co.	$ 440,351
5,574	Cooper-Standard Holdings, Inc.*	618,324
31,079	Dana, Inc.	600,136
3,192	LCI Industries	318,562
13,446	Superior Industries International, Inc.	340,856
9,013	Tenneco, Inc.	562,591

		2,880,820

Banks – 9.3%
637	Banner Corp.	35,443
12,466	Beneficial Bancorp, Inc.	199,456
2,618	Berkshire Hills Bancorp, Inc.	94,379
21,940	Central Pacific Financial Corp.	670,048
25,134	CVB Financial Corp.	555,210
21,025	Dime Community Bancshares, Inc.	426,808
1,851	Enterprise Financial Services Corp.	78,482
12,471	FCB Financial Holdings, Inc. Class A*	617,938
558	Federal Agricultural Mortgage Corp. Class C	32,124
1,976	First Busey Corp.	58,094
1,730	First Citizens BancShares, Inc. Class A	580,190
5,817	First Commonwealth Financial Corp.	77,134
4,283	FNB Corp.	63,688
5,696	Hancock Holding Co.	259,453
8,809	Hanmi Financial Corp.	270,877
1,638	Heartland Financial USA, Inc.	81,818
8,431	HomeStreet, Inc.*	235,647
6,926	International Bancshares Corp.	245,180
4,648	Meridian Bancorp, Inc.	85,058
39,181	OFG Bancorp	462,336
7,557	Prosperity Bancshares, Inc.	526,799
7,826	Radian Group, Inc.	140,555
5,469	Sandy Spring Bancorp, Inc.	224,174
6,054	Sterling Bancorp	143,480
8,494	UMB Financial Corp.	639,683
24,765	Umpqua Holdings Corp.	439,331
21,754	United Community Banks, Inc.	602,368
4,535	Walker & Dunlop, Inc.*	189,064
14,004	Washington Federal, Inc.	463,532
5,618	Wintrust Financial Corp.	388,316

		8,886,665

Capital Goods – 8.4%
21,874	Aegion Corp.*	501,133
13,111	Aircastle Ltd.	316,368
1,634	Applied Industrial Technologies, Inc.	101,063
1,250	Argan, Inc.	82,688
7,881	Astec Industries, Inc.	484,642
6,328	BMC Stock Holdings, Inc.*	143,013
9,897	Builders FirstSource, Inc.*	147,465
2,572	Chart Industries, Inc.*	89,866
11,989	Continental Building Products, Inc.*	293,731
7,970	Curtiss-Wright Corp.	727,342
2,313	DigitalGlobe, Inc.*	75,751
2,753	Ducommun, Inc.*	79,259
9,959	EMCOR Group, Inc.	626,919
6,604	Esterline Technologies Corp.*	568,274
15,387	General Cable Corp.	276,197

Shares	Description	Value
Common Stocks – (continued)
Capital Goods – (continued)
1,277	Gibraltar Industries, Inc.*	$ 52,612
14,910	H&E Equipment Services, Inc.	365,593
3,045	Harsco Corp.*	38,824
2,780	KLX, Inc.*	124,266
17,515	LSI Industries, Inc.	176,726
5,300	MasTec, Inc.*	212,265
5,215	Miller Industries, Inc.	137,415
5,480	MRC Global, Inc.*	100,448
2,638	Mueller Water Products, Inc. Class A	31,181
1,749	MYR Group, Inc.*	71,709
1,850	NCI Building Systems, Inc.*	31,728
16,362	Rush Enterprises, Inc. Class A*	541,255
6,556	Tutor Perini Corp.*	208,481
4,594	Universal Forest Products, Inc.	452,693
14,709	Wabash National Corp.	304,329
9,618	Woodward, Inc.	653,255

		8,016,491

Commercial & Professional Services – 5.6%
3,155	ACCO Brands Corp.*	41,488
18,106	Brady Corp. Class A	699,797
6,819	Brink’s Co. (The)	364,476
6,705	FTI Consulting, Inc.*	276,045
2,080	Heidrick & Struggles International, Inc.	54,808
7,440	Herman Miller, Inc.	234,732
9,132	Huron Consulting Group, Inc.*	384,457
6,525	Insperity, Inc.	578,441
32,194	Kimball International, Inc. Class B	531,201
12,219	Knoll, Inc.	290,934
1,873	Matthews International Corp. Class A	126,709
15,221	McGrath RentCorp	510,969
6,399	Navigant Consulting, Inc.*	146,281
2,136	On Assignment, Inc.*	103,660
16,360	Quad/Graphics, Inc.	412,926
6,998	RPX Corp.*	83,976
2,886	TriNet Group, Inc.*	83,405
3,176	TrueBlue, Inc.*	86,864
4,379	WageWorks, Inc.*	316,602

		5,327,771

Consumer Durables & Apparel – 2.0%
4,300	Beazer Homes USA, Inc.*	52,159
45,111	Callaway Golf Co.	499,379
15,960	Fossil Group, Inc.*	278,502
4,505	Installed Building Products, Inc.*	237,639
5,052	Steven Madden Ltd.*	194,754
24,191	Taylor Morrison Home Corp. Class A*	515,752
667	TopBuild Corp.*	31,349
3,727	Wolverine World Wide, Inc.	93,063

		1,902,597

Consumer Services – 5.0%
8,995	Belmond Ltd. Class A*	108,840
13,086	Bridgepoint Education, Inc.*	139,628
4,172	Buffalo Wild Wings, Inc.*	637,273
5,476	Capella Education Co.	465,597
7,039	Cheesecake Factory, Inc. (The)	445,991
21,535	Houghton Mifflin Harcourt Co.*	218,580
14,395	International Speedway Corp. Class A	531,895

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
23,094	K12, Inc.*	$ 442,250
10,930	La Quinta Holdings, Inc.*	147,774
2,925	Marriott Vacations Worldwide Corp.	292,295
32,333	Penn National Gaming, Inc.*	595,897
7,878	Red Rock Resorts, Inc. Class A	174,734
37,050	Regis Corp.*	434,226
6,637	SeaWorld Entertainment, Inc.	121,258
898	Sotheby’s*	40,841

		4,797,079

Diversified Financials – 4.8%
115,864	Anworth Mortgage Asset Corp. (REIT)(a)	643,045
2,024	Enova International, Inc.*	30,056
9,536	Evercore Partners, Inc. Class A	742,854
11,505	EZCORP, Inc. Class A*	93,766
5,333	GAMCO Investors, Inc. Class A	157,804
18,092	Greenhill & Co., Inc.	530,096
38,808	Invesco Mortgage Capital, Inc. (REIT)	598,419
12,530	KCG Holdings, Inc. Class A*	223,410
6,115	Moelis & Co. Class A	235,428
36,129	MTGE Investment Corp. (REIT)	605,161
1,169	Nelnet, Inc. Class A	51,272
8,807	Piper Jaffray Cos.	562,327
12,852	Western Asset Mortgage Capital Corp. (REIT)	125,564

		4,599,202

Energy – 3.0%
9,610	Archrock, Inc.	119,164
18,478	Delek US Holdings, Inc.	448,461
67,843	Denbury Resources, Inc.*	175,035
17,835	EP Energy Corp. Class A*(b)	84,716
7,697	Fairmount Santrol Holdings, Inc.*	56,419
3,773	Forum Energy Technologies, Inc.*	78,101
1,986	GasLog Ltd.(b)	30,485
12,444	Golar LNG Ltd.	347,561
4,148	Green Plains, Inc.	102,663
5,093	Helix Energy Solutions Group, Inc.*	39,573
75,942	McDermott International, Inc.*	512,608
11,233	Oasis Petroleum, Inc.*	160,183
2,562	Oil States International, Inc.*	84,930
30,808	Pioneer Energy Services Corp.*	123,232
28,807	Scorpio Tankers, Inc.	127,903
8,468	Unit Corp.*	204,587
2,787	US Silica Holdings, Inc.	133,748

		2,829,369

Food, Beverage & Tobacco – 0.5%
2,184	Fresh Del Monte Produce, Inc.	129,358
1,583	John B Sanfilippo & Son, Inc.	115,860
1,453	Lancaster Colony Corp.	187,205

		432,423

Health Care Equipment & Services – 4.3%
22,274	AngioDynamics, Inc.*	386,454
284	Atrion Corp.	132,969
2,617	Cantel Medical Corp.	209,622
9,237	Community Health Systems, Inc.*	81,932
930	Halyard Health, Inc.*	35,424
6,952	HealthSouth Corp.	297,615

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
12,546	HMS Holdings Corp.*	$ 255,060
4,403	Magellan Health, Inc.*	304,027
8,556	Masimo Corp.*	797,933
2,442	Medidata Solutions, Inc.*	140,879
3,954	Molina Healthcare, Inc.*	180,302
4,252	Orthofix International NV*	162,214
16,781	Owens & Minor, Inc.	580,623
2,050	Quality Systems, Inc.*	31,242
13,615	Triple-S Management Corp. Class B*	239,215
9,403	Wright Medical Group NV*	292,621

		4,128,132

Household & Personal Products – 0.5%
12,816	Central Garden & Pet Co. Class A*	444,971
656	USANA Health Sciences, Inc.*	37,786

		482,757

Insurance – 2.6%
28,612	American Equity Investment Life Holding Co.	676,101
10,757	Argo Group International Holdings Ltd.	729,325
25,608	CNO Financial Group, Inc.	524,964
1,683	Fidelity & Guaranty Life	46,787
21,913	Genworth Financial, Inc. Class A*	90,282
30,451	Maiden Holdings Ltd.	426,314

		2,493,773

Materials – 6.4%
11,766	AK Steel Holding Corp.*	84,597
3,886	Carpenter Technology Corp.	144,948
16,234	Chemours Co. (The)	625,009
34,866	Cliffs Natural Resources, Inc.*	286,250
1,708	Commercial Metals Co.	32,674
14,089	GCP Applied Technologies, Inc.*	460,006
3,465	Greif, Inc. Class A	190,887
10,051	Innophos Holdings, Inc.	542,452
6,301	KapStone Paper and Packaging Corp.	145,553
1,262	Koppers Holdings, Inc.*	53,446
26,789	Louisiana-Pacific Corp.*	664,903
4,683	Materion Corp.	157,115
8,866	Minerals Technologies, Inc.	679,136
1,816	Neenah Paper, Inc.	135,655
20,910	Schnitzer Steel Industries, Inc. Class A	431,791
1,041	Schweitzer-Mauduit International, Inc.	43,118
2,602	Stepan Co.	205,064
2,240	Summit Materials, Inc. Class A*	55,350
26,708	SunCoke Energy, Inc.*	239,304
6,029	Trinseo SA	404,546
12,370	Worthington Industries, Inc.	557,763

		6,139,567

Pharmaceuticals, Biotechnology & Life Sciences – 7.4%
5,971	Acorda Therapeutics, Inc.*	125,391
18,118	AMAG Pharmaceuticals, Inc.*	408,561
32,278	Array BioPharma, Inc.*	288,565
6,108	Blueprint Medicines Corp.*	244,259
1,433	Cambrex Corp.*	78,887
13,582	Catalent, Inc.*	384,642
1,794	Clovis Oncology, Inc.*	114,224

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
1,216	Enanta Pharmaceuticals, Inc.*	$ 37,453
9,414	Exact Sciences Corp.*	222,359
31,314	Exelixis, Inc.*	678,574
18,270	FibroGen, Inc.*	450,355
3,930	Five Prime Therapeutics, Inc.*	142,069
18,104	Genomic Health, Inc.*	570,095
7,937	Horizon Pharma plc*	117,309
3,220	Innoviva, Inc.*(b)	44,533
8,493	Insys Therapeutics, Inc.*(b)	89,261
28,397	Ironwood Pharmaceuticals, Inc.*	484,453
1,195	Kite Pharma, Inc.*	93,796
4,552	MiMedx Group, Inc.*(b)	43,381
2,908	Momenta Pharmaceuticals, Inc.*	38,822
14,712	Myriad Genetics, Inc.*	282,470
1,115	Pacira Pharmaceuticals, Inc.*	50,844
87,665	PDL BioPharma, Inc.	199,000
2,929	Portola Pharmaceuticals, Inc.*	114,787
7,308	Prestige Brands Holdings, Inc.*	406,032
6,831	Progenics Pharmaceuticals, Inc.*	64,485
876	Prothena Corp. plc*(b)	48,872
6,487	Repligen Corp.*	228,342
4,608	Retrophin, Inc.*	85,064
13,185	SciClone Pharmaceuticals, Inc.*	129,213
1,188	Supernus Pharmaceuticals, Inc.*	37,184
719	TESARO, Inc.*	110,632
3,747	Ultragenyx Pharmaceutical, Inc.*	253,972
8,630	Vanda Pharmaceuticals, Inc.*	120,820
13,018	Xencor, Inc.*	311,391

		7,100,097

Real Estate – 7.8%
17,967	Ashford Hospitality Trust, Inc. (REIT)	114,450
3,638	CoreSite Realty Corp. (REIT)	327,602
52,887	DiamondRock Hospitality Co. (REIT)	589,690
3,529	DuPont Fabros Technology, Inc. (REIT)	175,003
5,529	FelCor Lodging Trust, Inc. (REIT)	41,523
27,286	First Industrial Realty Trust, Inc. (REIT)	726,626
9,752	Hersha Hospitality Trust (REIT)	183,240
16,826	Hudson Pacific Properties, Inc. (REIT)	582,853
15,233	iStar, Inc. (REIT)*	179,749
15,109	Kennedy-Wilson Holdings, Inc.	335,420
5,157	LaSalle Hotel Properties (REIT)	149,295
12,083	Mack-Cali Realty Corp. (REIT)	325,516
17,296	New Senior Investment Group, Inc. (REIT)	176,419
5,374	PS Business Parks, Inc. (REIT)	616,720
11,821	QTS Realty Trust, Inc. Class A (REIT)	576,274
4,384	Rexford Industrial Realty, Inc. (REIT)	98,728
26,500	RLJ Lodging Trust (REIT)	623,015
33,345	Summit Hotel Properties, Inc. (REIT)	532,853
44,066	Sunstone Hotel Investors, Inc. (REIT)	675,532
21,703	Xenia Hotels & Resorts, Inc. (REIT)	370,470

		7,400,978

Shares	Description	Value
Common Stocks – (continued)
Retailing – 5.1%
21,746	Aaron’s, Inc.	$ 646,726
5,875	American Eagle Outfitters, Inc.	82,426
8,524	Asbury Automotive Group, Inc.*	512,292
15,126	Cato Corp. (The) Class A	332,167
41,969	Chico’s FAS, Inc.	595,960
31,831	Finish Line, Inc. (The) Class A	452,955
5,619	Francesca’s Holdings Corp.*	86,252
9,382	FTD Cos., Inc.*	188,954
7,463	Group 1 Automotive, Inc.	552,859
24,984	Liberty TripAdvisor Holdings, Inc. Class A*	352,274
973	Lithia Motors, Inc. Class A	83,338
9,172	Pier 1 Imports, Inc.	65,672
20,008	Rent-A-Center, Inc.(b)	177,471
17,379	Select Comfort Corp.*	430,825
6,070	Shutterfly, Inc.*	293,120

		4,853,291

Semiconductors & Semiconductor Equipment – 4.3%
1,832	Advanced Energy Industries, Inc.*	125,602
11,062	Advanced Micro Devices, Inc.*	160,952
25,470	Amkor Technology, Inc.*	295,197
4,803	Brooks Automation, Inc.	107,587
6,366	Cabot Microelectronics Corp.	487,699
7,969	Cirrus Logic, Inc.*	483,639
34,812	Entegris, Inc.*	814,601
54,667	Photronics, Inc.*	584,937
1,715	Power Integrations, Inc.	112,761
11,696	Semtech Corp.*	395,325
7,106	Silicon Laboratories, Inc.*	522,646

		4,090,946

Software & Services – 6.5%
10,497	Aspen Technology, Inc.*	618,483
5,047	Barracuda Networks, Inc.*	116,636
2,094	Blucora, Inc.*	36,226
5,789	Cardtronics plc Class A*	270,636
6,082	CommVault Systems, Inc.*	308,966
23,870	Convergys Corp.	504,850
13,495	Cornerstone OnDemand, Inc.*	524,821
15,547	EVERTEC, Inc.	247,197
7,857	Five9, Inc.*	129,326
664	j2 Global, Inc.	55,716
7,839	LogMeIn, Inc.	764,303
1,176	MicroStrategy, Inc. Class A*	220,853
17,397	NIC, Inc.	351,419
19,050	Progress Software Corp.	553,403
6,140	QAD, Inc. Class A	170,999
2,728	Science Applications International Corp.	202,963
1,904	Synchronoss Technologies, Inc.*	46,458
12,253	Take-Two Interactive Software, Inc.*	726,235
25,884	Travelport Worldwide Ltd.	304,655

		6,154,145

Technology Hardware & Equipment – 6.3%
13,144	AVX Corp.	215,299
4,066	Belden, Inc.	281,326
21,475	Benchmark Electronics, Inc.*	682,905
4,193	Ciena Corp.*	98,997
4,698	Extreme Networks, Inc.*	35,282
15,231	Finisar Corp.*	416,416
6,051	InterDigital, Inc.	522,201
3,328	Itron, Inc.*	202,010

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
17,149	Kimball Electronics, Inc.*	$ 290,676
1,965	Knowles Corp.*	37,237
2,289	Methode Electronics, Inc.	104,378
1,922	NetScout Systems, Inc.*	72,940
10,300	Plexus Corp.*	595,340
7,528	Rogers Corp.*	646,429
13,713	Sanmina Corp.*	556,748
38,864	TTM Technologies, Inc.*	626,876
35,530	Vishay Intertechnology, Inc.	584,468

		5,969,528

Telecommunication Services – 0.5%
3,968	Cogent Communications Holdings, Inc.	170,823
8,539	General Communication, Inc. Class A*	177,611
8,328	Spok Holdings, Inc.	158,232

		506,666

Transportation – 1.1%
762	Atlas Air Worldwide Holdings, Inc.*	42,253
13,564	Hawaiian Holdings, Inc.*	630,048
1,347	Marten Transport Ltd.	31,587
8,889	SkyWest, Inc.	304,448

		1,008,336

Utilities – 2.9%
14,098	Atlantica Yield plc	295,494
6,666	NRG Yield, Inc. Class C	117,988
5,278	ONE Gas, Inc.	356,793
11,843	Ormat Technologies, Inc.	675,998
10,606	Portland General Electric Co.	471,119
9,729	Southwest Gas Holdings, Inc.	806,631

		2,724,023

TOTAL COMMON STOCKS (Cost $82,077,442)		$92,724,656

Units	Description	Expiration Month	Value
Right* – 0.0%
Pharmaceuticals, Biotechnology & Life Sciences – 0.0%
1,561	Dyax Corp.		$ 2,365
(Cost $0)

Shares	Distribution Rate		Value
Investment Company(c)(d) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,031,908	0.618%		$ 1,031,908
(Cost $1,031,908)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $83,109,350)			$93,758,929

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
591,941	0.618%	$ 591,941
(Cost $591,941)

TOTAL INVESTMENTS – 99.0% (Cost $83,701,291)		$94,350,870

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		961,185

NET ASSETS – 100.0%		$95,312,055

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	24	June 2017	$1,661,280	$19,330

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$83,988,773

Gross unrealized gain	14,309,504
Gross unrealized loss	(3,947,407)

Net unrealized security gain	$10,362,097

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Banks – 1.3%
117,829	SunTrust Banks, Inc.	$ 6,515,944

Capital Goods – 9.4%
23,082	3M Co.	4,416,279
17,662	Boeing Co. (The)	3,123,701
78,643	Fortive Corp.	4,735,881
50,153	Fortune Brands Home & Security, Inc.	3,051,810
13,144	General Dynamics Corp.	2,460,557
68,895	Honeywell International, Inc.	8,602,919
43,535	Middleby Corp. (The)*	5,940,351
24,950	Northrop Grumman Corp.	5,934,108
18,777	Roper Technologies, Inc.	3,877,263
112,070	Xylem, Inc.	5,628,155

		47,771,024

Consumer Durables & Apparel – 3.5%
146,278	Kate Spade & Co.*	3,398,038
71,668	Newell Brands, Inc.	3,380,579
154,409	NIKE, Inc. Class B	8,605,214
23,996	PVH Corp.	2,482,866

		17,866,697

Consumer Services – 2.7%
13,830	Chipotle Mexican Grill, Inc.*	6,161,542
58,877	McDonald’s Corp.	7,631,048

		13,792,590

Diversified Financials – 3.5%
130,760	Intercontinental Exchange, Inc.	7,828,601
84,184	Northern Trust Corp.	7,288,651
206,547	SLM Corp.*	2,499,219

		17,616,471

Energy – 1.6%
22,824	Concho Resources, Inc.*	2,929,232
64,056	Schlumberger Ltd.	5,002,774

		7,932,006

Food & Staples Retailing – 3.7%
70,736	Costco Wholesale Corp.	11,861,720
58,422	Walgreens Boots Alliance, Inc.	4,851,947
66,558	Whole Foods Market, Inc.	1,978,104

		18,691,771

Food, Beverage & Tobacco – 4.2%
35,316	Altria Group, Inc.	2,522,269
55,569	Coca-Cola Co. (The)	2,358,348
39,708	Kraft Heinz Co. (The)	3,605,883
55,006	Molson Coors Brewing Co. Class B	5,264,624
103,221	Monster Beverage Corp.*	4,765,714
26,301	Philip Morris International, Inc.	2,969,383

		21,486,221

Health Care Equipment & Services – 4.5%
39,951	Aetna, Inc.	5,095,750
189,795	Boston Scientific Corp.*	4,720,202
86,835	Danaher Corp.	7,426,997
59,225	Edwards Lifesciences Corp.*	5,571,296

		22,814,245

Shares	Description	Value
Common Stocks – (continued)
Household & Personal Products – 1.0%
34,560	Colgate-Palmolive Co.	$ 2,529,446
29,372	Estee Lauder Cos., Inc. (The) Class A	2,490,452

		5,019,898

Materials – 2.0%
26,512	Ashland Global Holdings, Inc.	3,282,451
16,981	Sherwin-Williams Co. (The)	5,267,336
73,177	Valvoline, Inc.(a)	1,796,495

		10,346,282

Media – 5.0%
346,094	Comcast Corp. Class A	13,009,673
108,492	Walt Disney Co. (The)	12,301,908

		25,311,581

Pharmaceuticals, Biotechnology & Life Sciences – 9.5%
66,856	Agilent Technologies, Inc.	3,534,677
29,196	Allergan plc	6,975,508
36,888	Amgen, Inc.	6,052,214
130,529	Eli Lilly & Co.	10,978,794
42,216	Gilead Sciences, Inc.	2,867,311
23,829	Illumina, Inc.*	4,066,181
32,433	Incyte Corp.*	4,335,319
47,718	Vertex Pharmaceuticals, Inc.*	5,217,963
80,762	Zoetis, Inc.	4,310,268

		48,338,235

Real Estate Investment Trusts – 3.6%
83,690	American Tower Corp.	10,171,682
20,621	Equinix, Inc.	8,256,030

		18,427,712

Retailing – 10.3%
22,335	Amazon.com, Inc.*	19,800,871
54,808	Home Depot, Inc. (The)	8,047,459
45,351	Netflix, Inc.*	6,703,331
10,877	O’Reilly Automotive, Inc.*	2,935,050
4,079	Priceline Group, Inc. (The)*	7,260,498
110,380	Ross Stores, Inc.	7,270,730

		52,017,939

Semiconductors & Semiconductor Equipment – 0.9%
58,996	Texas Instruments, Inc.	4,752,718

Software & Services – 22.9%
42,292	Adobe Systems, Inc.*	5,503,458
18,059	Alphabet, Inc. Class A*	15,310,420
13,721	Alphabet, Inc. Class C*	11,382,393
56,115	Electronic Arts, Inc.*	5,023,415
140,602	Facebook, Inc. Class A*	19,972,514
47,569	Fiserv, Inc.*	5,485,181
39,529	Intuit, Inc.	4,584,969
104,088	Mastercard, Inc. Class A	11,706,777
340,469	Microsoft Corp.	22,423,288
163,482	Oracle Corp.	7,292,932
73,276	salesforce.com, Inc.*	6,044,537
58,769	Snap, Inc. Class A*(a)	1,324,066

		116,053,950

Technology Hardware & Equipment – 8.1%
42,663	Amphenol Corp. Class A	3,036,326

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
265,970	Apple, Inc.	$ 38,209,250

		41,245,576

Transportation – 1.2%
125,865	CSX Corp.	5,859,016

TOTAL COMMON STOCKS (Cost $353,083,520)		$501,859,876

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $353,083,520)		$501,859,876

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 0.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,156,095	0.618%	$ 3,156,095
(Cost $3,156,095)

TOTAL INVESTMENTS – 99.5% (Cost $356,239,615)		$505,015,971

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		2,649,851

NET ASSETS – 100.0%		$507,665,822

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$359,499,248

Gross unrealized gain	150,788,319
Gross unrealized loss	(5,271,596)

Net unrealized security gain	$145,516,723

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stock – 0.3%
Energy – 0.3%
5,850	Magnum Hunter Resources Corp.*	$ 65,520
(Cost $58,340)

Principal Amount	Interest Rate	Maturity Date	Value
Convertible Bond(a) – 0.2%
Energy – 0.2%
Nabors Industries, Inc.
$50,000	0.750%	01/15/24	$ 46,719
(Cost $52,375)

Corporate Bonds – 5.4%
Banks(b) – 0.2%
Ladder Capital Finance Holdings LLLP
$50,000	7.375%	10/01/17	$ 50,000
Consumer Services(b) – 0.2%
MGM Resorts International
50,000	8.625	02/01/19	54,875
Energy – 1.0%
Carrizo Oil & Gas, Inc.(b)
50,000	7.500	09/15/20	51,812
Halcon Resources Corp.(a)(b)
50,000	6.750	02/15/25	49,250
Laredo Petroleum, Inc.(b)
25,000	5.625	01/15/22	25,000
Petrobras Global Finance BV
30,000	8.375	05/23/21	33,938
40,000	7.375	01/17/27	42,550
20,000	6.850	06/05/15	17,750
Petroleos Mexicanos
10,000	5.500	06/27/44	8,801
10,000	6.375	01/23/45	9,725

			238,826

Food & Beverage – 0.2%
Constellation Brands, Inc.
50,000	7.250	05/15/17	50,278

Healthcare(b) – 0.8%
Change Healthcare Holdings LLC(a)
35,000	5.750	03/01/25	35,919
Tenet Healthcare Corp.
50,000	6.250	11/01/18	52,437
Valeant Pharmaceuticals International, Inc.(a)
50,000	6.375	10/15/20	45,250
50,000	6.500	03/15/22	51,438

			185,044
Media(b) – 0.2%
iHeartCommunications, Inc.
50,000	9.000	12/15/19	42,375
Noncaptive-Financial – 0.6%
CURO Financial Technologies Corp.(a)(b)
50,000	12.000	03/01/22	51,500
Nationstar Mortgage LLC
50,000	6.500	08/01/18	50,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Bonds – (continued)
Noncaptive-Financial – (continued)
Park Aerospace Holdings Ltd.(a)
$50,000	5.250%	08/15/22	$ 52,035

			154,035

Pipelines(b) – 0.5%
DCP Midstream Operating LP
50,000	2.500	12/01/17	49,875
Enterprise Products Operating LLC Series A(c)
75,000	4.741	08/01/66	74,812

			124,687

Real Estate – 0.2%
Equinix, Inc.(b)
50,000	5.375	05/15/27	51,375

Wireless Telecommunications – 1.5%
Intelsat Jackson Holdings SA(b)
50,000	7.500	04/01/21	45,000
Sprint Communications, Inc.
50,000	8.375	08/15/17	51,000
50,000	9.000 (a)	11/15/18	54,375
50,000	7.000	08/15/20	53,750
Telecom Italia Capital SA(b)
50,000	7.721	06/04/38	55,375
T-Mobile USA, Inc.(b)
50,000	6.250	04/01/21	51,563
Windstream Services LLC(b)
50,000	7.750	10/15/20	50,687

			361,750

TOTAL CORPORATE BONDS (Cost $1,298,050)			$ 1,313,245

Mortgage-Backed Security – 0.7%
FNMA – 0.7%
$146,593	6.000%	09/01/36	$ 166,516
(Cost $164,528)

Collateralized Mortgage Obligations – 10.0%
Adjustable Rate Non-Agency(b)(c) – 2.4%
Alternative Loan Trust Series 2005-51, Class 2A1
$45,696	1.276%	11/20/35	$ 38,883
Alternative Loan Trust Series 2006-HY11, Class A1
52,328	1.102	06/25/36	42,554
Alternative Loan Trust Series 2006-OA6, Class 1A2
278,127	1.192	07/25/46	240,455
HomeBanc Mortgage Trust Series 2006-1, Class 3A2
107,663	2.890	04/25/37	86,134
IndyMac INDA Mortgage Loan Trust Series 2006-AR2, Class 1A1
48,266	3.318	09/25/36	42,129
JP Morgan Alternative Loan Trust Series 2006-A5, Class 1A1
39,862	1.142	10/25/36	36,520
Lehman XS Trust Series 2005-7N, Class 1A1A
43,374	1.252	12/25/35	41,148

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Adjustable Rate Non-Agency(b)(c) – (continued)
Lehman XS Trust Series 2006-14N, Class 1A1A
$67,944	1.172%	09/25/46	$ 59,466

			587,289

Interest Only(d) – 4.9%
FHLMC REMIC Series 4314, Class SE(b)
972,008	5.138	03/15/44	172,184
FHLMC REMIC Series 4320, Class SD(b)
86,756	5.188	07/15/39	13,654
FHLMC REMIC Series 4583, Class ST(b)
892,643	5.088	05/15/46	172,380
FNMA REMIC Series 2011-124, Class SC
458,759	5.568	12/25/41	84,024
FNMA REMIC Series 2013-121, Class SA
723,490	5.118	12/25/43	114,730
FNMA REMIC Series 2013-130, Class SN
727,911	5.668	10/25/42	137,647
FNMA REMIC Series 2014-87, Class MS
401,212	5.268	01/25/45	64,380
FNMA REMIC Series 2015-81, Class SA
295,050	4.718	11/25/45	41,080
GNMA Series 2010-101, Class S(b)
678,851	5.022	08/20/40	119,187
GNMA Series 2010-20, Class SE(b)
377,153	5.272	02/20/40	63,885
GNMA Series 2010-31, Class SA(b)
116,883	4.772	03/20/40	17,954
GNMA Series 2013-152, Class SG(b)
96,851	5.172	06/20/43	15,932
GNMA Series 2013-181, Class SA(b)
406,830	5.122	11/20/43	68,148
GNMA Series 2015-110, Class MS(b)
433,466	4.732	08/20/45	65,406
GNMA Series 2015-159, Class HS(b)
319,577	5.222	11/20/45	53,566

			1,204,157

Regular Floater(b)(c) – 2.7%
Alternative Loan Trust Series 2005-36, Class 2A1A
66,362	1.292	08/25/35	53,871
Banc of America Alternative Loan Trust Series 2005-4, Class CB1
191,057	1.382	05/25/35	156,098
FNMA Series 2014-C03, Class 1M1
3,634	2.182	07/25/24	3,641
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A(a)
150,000	1.758	04/10/19	150,000
Mortgage Repurchase Agreement Financing Trust Series 2016-1, Class A2(a)
150,000	1.808	04/10/19	150,000
Mortgage Repurchase Agreement Financing Trust Series 2016-2, Class A(a)
150,000	2.158	03/10/19	150,035

			663,645

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,404,116)			$ 2,455,091

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Security – 3.4%
FHLB(c)
$825,000	0.957%	10/27/17	$ 826,215
(Cost $825,000)

Asset-Backed Securities – 29.4%
Airlines(b) – 0.2%
Continental Airlines Pass-Through Certificates Series 2012-3, Class C
$50,000	6.125%	04/29/18	$ 51,688

Collateralized Loan Obligations(a)(c) – 15.2%
Acis CLO Ltd. Series 2014-4A, Class ACOM(b)
150,000	2.519	05/01/26	149,355
Anchorage Capital CLO IV Ltd. Series 2014-4A, Class A1A(b)
250,000	2.489	07/28/26	250,025
Apidos CLO X Series 2012-10A, Class A(b)
447,237	2.459	10/30/22	447,302
Crown Point CLO III Ltd. Series 2015-3A, Class ACOM(b)
250,000	2.559	12/31/27	249,950
Halcyon Loan Advisors Funding Ltd. Series 2015-2A, Class A(b)
250,000	2.428	07/25/27	249,640
Hildene CLO II Ltd. Series 2014-2A, Class A(b)
250,000	2.475	07/19/26	250,210
Monroe Capital BSL CLO Ltd. Series 2015-1A, Class ACOM
200,000	2.603	05/22/27	200,120
Ocean Trails CLO IV Series 2013-4A, Class A(b)
250,000	2.334	08/13/25	250,024
OCP CLO Ltd. Series 2015-8A, Class A1(b)
250,000	2.553	04/17/27	250,290
OCP CLO Ltd. Series 2016-12A, Class A1(b)
150,000	2.456	10/18/28	150,998
OFSI Fund VI Ltd. Series 2014-6A, Class A1(b)
200,000	2.053	03/20/25	198,238
OFSI Fund VII Ltd. Series 2014-7A, Class ACOM
100,000	2.520	10/18/26	99,800
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(b)
250,000	0.000	07/25/26	249,100
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM(b)
250,000	0.000	07/15/26	248,325
Trinitas CLO III Ltd. Series 2015-3A, Class A2(b)
150,000	2.533	07/15/27	150,376
Wasatch Ltd. Series 2006-1A, Class A1B
176,202	1.276	11/14/22	174,440
Z Capital Credit Partners CLO Ltd. Series 2015-1A, Class ACOM(b)
150,000	2.471	07/16/27	149,625

			3,717,818

Home Equity(b) – 1.8%
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M3(c)
100,000	1.382	01/25/36	96,375
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB8, Class AF2(e)
8,740	3.958	12/25/35	8,776

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity(b) – (continued)
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB8, Class AF3(e)
$25,000	3.958%	12/25/35	$ 24,625
Lehman XS Trust Series 2007-3, Class 1BA2(c)
41,285	1.861	03/25/37	34,310
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A(c)
144,760	1.152	11/25/36	58,022
Saxon Asset Securities Trust Series 2007-2, Class A2C(c)
80,474	1.222	05/25/47	58,436
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-NC2, Class M4(c)
100,000	1.452	05/25/35	94,527
VOLT XXV LLC Series 2015-NPL8, Class A1(a)(e)
60,603	3.500	06/26/45	60,694

			435,765

Student Loans(b)(c) – 12.2%
Academic Loan Funding Trust Series 2012-1A, Class A2(a)
150,000	2.082	12/27/44	149,416
Access Group, Inc. Series 2006-1, Class A2
4,420	1.162	08/25/23	4,417
Access Group, Inc. Series 2015-1, Class A(a)
71,498	1.682	07/25/56	71,016
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
44,506	1.838	02/25/43	44,683
Brazos Higher Education Authority, Inc. Series 2005-2, Class A11
29,941	1.293	09/27/21	29,868
ECMC Group Student Loan Trust Series 2016-1A, Class A(a)
136,265	2.332	07/26/66	136,177
EFS Volunteer No. 2 LLC Series 2012-1, Class A2(a)
250,000	2.332	03/25/36	253,199
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A
100,000	2.028	07/20/43	96,751
Navient Student Loan Trust Series 2016-5A, Class A(a)
289,040	2.232	06/25/65	293,322
Navient Student Loan Trust Series 2016-7A, Class A(a)
146,500	2.132	03/25/66	148,334
Nelnet Student Loan Trust Series 2006-1, Class A6(a)
150,000	1.503	08/23/36	141,165
Northstar Education Finance, Inc. Series 2007-1, Class A1
100,000	1.139	04/28/30	98,277
PHEAA Student Loan Trust Series 2016-1A, Class A(a)
178,936	2.132	09/25/65	180,207
Scholar Funding Trust Series 2010-A, Class A(a)
50,858	1.789	10/28/41	50,111
SLM Student Loan Trust Series 2003-14, Class A5
23,501	1.268	01/25/23	23,501
SLM Student Loan Trust Series 2003-7A, Class A5A(a)
153,259	2.331	12/15/33	153,545
SLM Student Loan Trust Series 2005-5, Class A5
100,000	1.788	10/25/40	97,861
SLM Student Loan Trust Series 2007-1, Class A5
217,781	1.128	01/26/26	216,718
SLM Student Loan Trust Series 2008-3, Class A3
76,117	2.038	10/25/21	76,099

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans(b)(c) – (continued)
SLM Student Loan Trust Series 2008-5, Class A4
	$208,713	2.738%	07/25/23	$ 213,254
SLM Student Loan Trust Series 2008-6, Class
	100,000	2.138	07/25/23	100,241
SLM Student Loan Trust Series 2008-8, Class A
	100,000	2.538	04/25/23	101,843
SLM Student Loan Trust Series 2012-3, Class A
	124,457	1.632	12/27/38	122,928
SunTrust Student Loan Trust Series 2006-1A, Class A4(a)
	175,487	1.229	10/28/37	165,063

				2,967,996

TOTAL ASSET-BACKED SECURITIES (Cost $7,103,038)				$ 7,173,267

Foreign Government Securities – 1.7%
Brazilian Government International Bond(f)
BRL	174,000	6.000%	08/15/50	$ 185,284
Dominican Republic International Bond
	$100,000	5.875	04/18/24	104,750
	100,000	5.500	01/27/25	102,000
Mexico Government International Bond
MXN	207,100	8.500	11/18/38	12,311
	8,200	8.000	11/07/47	466
Mexico Government International Bond Series M
	223,400	7.750	11/23/34	12,354

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $436,254)				$ 417,165

Municipal Bonds(b) – 1.5%
Puerto Rico – 1.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A
	$5,000	6.000%	07/01/44	$ 3,912
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A
	10,000	5.500	07/01/28	7,850
	5,000	5.000	07/01/33	3,800
	5,000	5.125	07/01/37	3,800
	10,000	5.750	07/01/37	7,750
	5,000	5.250	07/01/42	3,813
Puerto Rico Commonwealth GO Bonds Series 2014 A(f)
	100,000	8.000	07/01/35	62,000
Puerto Rico Commonwealth GO Refunding for Public Improvement Series 2008 A(f)
	20,000	5.500	07/01/32	11,750
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A
	15,000	5.500	08/01/28	5,981
	25,000	6.000	08/01/42	10,625
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A
	15,000	5.500	08/01/37	6,131
	155,000	5.375	08/01/39	61,515
	115,000	5.500	08/01/42	46,431

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bonds(b) – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C
$10,000	5.375%	08/01/38	$ 4,019
55,000	6.000	08/01/39	23,787
105,000	5.250	08/01/41	41,475
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2011 A-1
170,000	5.000	08/01/43	68,213
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A
15,000	6.750	08/01/32	6,750

TOTAL MUNICIPAL BONDS (Cost $516,932)			$ 379,602

Loan Participations(b)(c)(f)(h) – 0.9%
Electric – 0.1%
Calpine Corp.
$18,182	2.740%	11/30/17	$ 18,187

Energy – 0.0%
American Energy - Marcellus, LLC
25,000	5.284	08/04/20	17,250
Magnum Hunter Resources Corp.
8,974	16.000	04/15/19	8,974

			26,224

Entertainment – 0.1%
Lions Gate Entertainment Corp.
20,000	3.982	12/08/23	20,106

Health Care – 0.0%
Valeant Pharmaceuticals International, Inc.
632	5.740	04/01/22	633

Media – 0.3%
Checkout Holding Corp.
25,000	7.750	04/11/22	19,000
Getty Images, Inc.
57,513	4.750	10/18/19	50,217

			69,217

Noncaptive-Financial – 0.2%
Avolon
25,000	3.228	09/16/20	25,219
25,000	3.728	03/21/22	25,323

			50,542

Pipelines – 0.2%
Williams Partners LP
50,000	0.000	12/24/18	50,000

TOTAL LOAN PARTICIPATIONS (Cost $244,820)			$ 234,909

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 33.6%
U.S. Treasury Bonds
$300,000	3.625%	08/15/43	$ 334,074
190,000	3.625	02/15/44	211,738
50,000	3.000	05/15/45	49,725
130,000	2.875	08/15/45	126,106
U.S. Treasury Inflation Indexed Bonds (TIPS)(c)
30,180	0.875	02/15/47	29,755
U.S. Treasury Inflation Indexed Notes (TIPS)(c)
157,578	0.125	04/15/18	158,966
362,726	0.125	04/15/19	368,134
103,697	0.125	04/15/20	105,282
307,383	0.12	04/15/21	310,777
U.S. Treasury Notes
200,000	0.875	11/30/17	199,874
200,000	1.000	12/31/17	199,988
200,000	1.750	09/30/19	201,798
800,000	1.375	04/30/21	786,624
4,890,000	2.250	01/31/24	4,905,501
100,000	2.375	08/15/24	100,796
100,000	2.250	11/15/25	99,139

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,243,170)			$ 8,188,277

Shares	Distribution Rate	Value
Investment Company(c)(i) – 0.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,393	0.618%	$ 2,393
(Cost $2,393)

Principal Amount		Interest Rate	Maturity Date	Value
Short-Term Investment(g) – 2.6%
Foreign Government Securities – 2.6%
Mexico Government International Bond
MXN	12,048,520	0.000%	06/08/17	$ 635,976
(Cost $583,125)

TOTAL INVESTMENTS – 89.8% (Cost $21,932,141)				$21,904,895

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.2%				2,479,325

NET ASSETS – 100.0%				$24,384,220

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,401,271, which represents approximately 26.3% of net assets as of March 31, 2017.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

(d)	Inverse floating rate security. Interest rate disclosed is that which is in effect on March 31, 2017.

(e)	Step Bond. Coupon rate is fixed for an initial period then it resets at a specified date and rate.

(f)	Security is currently in default.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility on March 31, 2017. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(i)	Represents an affiliated issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
CD KSDA	— Certificates of Deposit by the Korean Securities Dealers Association
CDI	— Average One-Day Interbank Deposit
EONIA	— Euro Overnight Index Average
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
TIPS	— Treasury Inflation-Protected Securities
WIBOR	— Warsaw InterBank Offered Rate

Currency Abbreviations:
ARS	— Argentina peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Renminbi
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru nuevo sol
PHP	— Philippines peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call Our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2017, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	ARS	1,630,738	USD	104,383	04/03/17	$105,978	$1,595
	ARS	270,351	USD	16,740	04/10/17	17,355	615
	ARS	556,614	USD	35,119	04/17/17	35,677	558
	ARS	1,292,004	USD	78,832	04/24/17	82,865	4,033
	ARS	815,369	USD	50,589	07/06/17	50,832	243
	AUD	128,000	NZD	138,989	06/21/17	97,650	416
	AUD	277,802	USD	210,236	04/27/17	212,155	1,919
	AUD	965,448	USD	727,540	06/21/17	736,528	8,988
	BRL	1,362,322	USD	431,674	04/04/17	435,164	3,490
	CAD	65,051	AUD	64,000	06/21/17	48,970	145
	CAD	130,788	EUR	90,000	06/21/17	98,456	2,080
	CAD	1,452,766	USD	1,084,476	06/21/17	1,093,631	9,155
	CHF	710,952	EUR	664,225	06/21/17	713,180	1,897
	CLP	13,850,685	USD	20,970	04/20/17	20,973	3
	CNH	546,757	USD	79,515	04/05/17	79,570	55
	CNH	1,919,601	USD	276,490	06/21/17	278,381	1,891
	CNY	546,642	USD	76,733	04/05/17	79,329	2,596
	COP	68,488,710	USD	23,000	04/07/17	23,812	812
	COP	58,500,000	USD	20,000	04/17/17	20,311	311
	COP	57,754,320	USD	20,000	05/03/17	20,008	8
	COP	401,934,343	USD	135,372	06/16/17	138,400	3,028
	COP	166,417,200	USD	56,113	08/11/17	56,904	791
	CZK	860,080	EUR	32,000	06/05/17	34,260	22
	CZK	2,677,211	EUR	99,429	06/13/17	106,733	305
	CZK	5,720,688	EUR	212,275	06/21/17	228,263	948
	CZK	1,424,163	EUR	53,000	07/10/17	56,928	116
	CZK	1,238,228	EUR	46,000	10/03/17	49,806	276
	CZK	4,910,115	EUR	183,551	11/21/17	198,286	72
	CZK	1,488,838	EUR	55,626	11/22/17	60,129	55
	EUR	10,370	CZK	277,211	06/21/17	11,105	44
	EUR	46,000	HUF	14,190,080	06/21/17	49,259	70
	EUR	200,787	NOK	1,823,837	06/21/17	215,012	2,422
	EUR	64,000	PLN	271,265	06/21/17	68,534	177
	EUR	180,876	SEK	1,715,716	06/21/17	193,691	1,475
	EUR	922,671	USD	983,805	05/11/17	985,971	2,166
	EUR	1,098,711	USD	1,173,167	06/21/17	1,176,553	3,386
	GBP	166,145	EUR	190,000	06/21/17	208,563	5,102
	GBP	328,000	USD	402,576	04/28/17	411,182	8,606
	GBP	429,587	USD	529,117	06/21/17	539,264	10,147
	HUF	79,169,303	EUR	254,228	06/21/17	274,433	2,193
	HUF	65,696,514	USD	225,312	06/21/17	227,731	2,419
	IDR	654,640,000	USD	49,000	04/20/17	49,139	139
	IDR	1,319,596,918	USD	98,019	05/24/17	98,759	740
	IDR	1,714,534,523	USD	127,097	06/09/17	128,105	1,008
	IDR	2,132,681,210	USD	157,196	06/22/17	159,128	1,932
	INR	3,921,708	USD	60,379	04/03/17	60,394	15
	INR	11,722,660	USD	180,118	04/10/17	180,791	673
	INR	6,421,749	USD	98,000	04/20/17	98,982	982
	INR	9,676,519	USD	142,987	05/24/17	148,656	5,669
	INR	7,626,030	USD	115,476	07/14/17	116,524	1,048
	JPY	9,915,000	USD	87,368	04/12/17	89,083	1,715
	JPY	32,533,675	USD	287,036	06/21/17	293,142	6,106
	KRW	263,744,424	USD	231,000	04/03/17	235,844	4,844
	KRW	133,356,500	USD	116,000	04/06/17	119,277	3,277

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc. (continued)	KRW	153,961,189	USD	133,567	04/10/17	$137,769	$4,202
	KRW	11,955,456	USD	10,383	04/17/17	10,700	317
	KRW	319,736,497	USD	284,167	04/20/17	286,164	1,997
	KRW	54,786,900	USD	49,000	04/28/17	49,037	37
	KRW	249,059,098	USD	221,195	07/13/17	223,116	1,921
	MXN	794,851	USD	41,890	05/12/17	42,203	313
	MXN	27,089,572	USD	1,373,509	06/21/17	1,429,413	55,904
	MYR	101,925	USD	22,846	05/18/17	22,922	76
	NOK	2,260,247	EUR	245,000	06/21/17	263,459	1,102
	NZD	877,380	USD	607,614	06/21/17	613,793	6,179
	PEN	168,599	USD	51,861	04/06/17	51,890	29
	PEN	179,282	USD	54,526	06/22/17	54,773	247
	PHP	2,462,180	USD	49,000	04/17/17	49,028	28
	PHP	5,727,148	USD	113,034	05/24/17	113,743	709
	PLN	1,902,056	EUR	440,271	06/21/17	479,310	7,847
	PLN	3,755,239	USD	920,249	06/21/17	946,302	26,053
	RUB	27,233,543	USD	465,437	05/15/17	479,219	13,782
	RUB	3,569,628	USD	59,358	05/26/17	62,641	3,283
	SGD	550,568	USD	390,882	06/21/17	393,826	2,944
	TRY	715,103	USD	190,828	06/21/17	192,347	1,519
	TWD	10,610,626	USD	344,000	04/05/17	349,691	5,691
	TWD	1,788,575	USD	58,000	04/10/17	58,943	943
	TWD	4,490,806	USD	147,000	04/20/17	148,060	1,060
	TWD	4,934,351	USD	159,070	04/28/17	162,748	3,678
	TWD	757,275	USD	24,555	07/11/17	25,053	498
	USD	385,444	AUD	502,459	06/21/17	383,321	2,123
	USD	845,344	BRL	2,636,548	04/04/17	842,186	3,158
	USD	200,859	BRL	641,000	07/05/17	200,456	403
	USD	98,000	CAD	130,169	06/21/17	97,990	10
	USD	68,000	CNH	469,107	06/21/17	67,849	151
	USD	79,351	CNY	546,642	04/05/17	79,329	22
	USD	118,398	EUR	110,178	05/11/17	117,737	661
	USD	2,070,751	EUR	1,922,107	06/21/17	2,058,283	12,468
	USD	49,223	GBP	39,000	06/21/17	48,957	266
	USD	87,050	HKD	674,067	09/29/17	86,998	52
	USD	221,811	HKD	1,718,504	10/03/17	221,809	2
	USD	492,466	HKD	3,808,960	03/27/18	492,173	293
	USD	60,397	INR	3,921,708	04/03/17	60,395	2
	USD	148,107	JPY	16,387,667	06/21/17	147,659	448
	USD	472,978	KRW	527,488,848	04/03/17	471,688	1,290
	USD	119,399	KRW	133,356,500	04/06/17	119,277	122
	USD	18,409	NOK	156,427	05/15/17	18,226	183
	USD	291,224	NZD	415,000	06/21/17	290,324	900
	USD	49,000	PLN	191,491	06/21/17	48,255	745
	USD	19,000	RUB	1,078,925	05/15/17	18,985	15
	USD	112,869	SEK	988,315	05/15/17	110,510	2,359
	USD	98,000	SGD	136,513	06/21/17	97,649	351
	USD	642,490	TWD	19,450,832	04/05/17	641,039	1,451
	USD	21,000	TWD	629,895	04/28/17	20,776	224
	USD	685,038	ZAR	9,010,951	06/21/17	662,464	22,574

TOTAL							$303,410

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	636,896	USD	488,893	06/21/17	$485,880	$(3,013)
	BRL	2,764,511	USD	890,382	04/04/17	883,060	(7,322)
	BRL	1,795,526	USD	566,037	06/02/17	565,606	(431)
	CLP	10,931,360	USD	16,707	06/15/17	16,509	(198)
	CZK	1,785,120	EUR	66,343	04/28/17	70,812	(39)
	CZK	2,980,905	EUR	111,000	06/05/17	118,739	(24)
	CZK	1,459,080	EUR	54,382	06/21/17	58,219	(16)
	CZK	2,438,645	EUR	91,000	07/03/17	97,429	(80)
	CZK	3,810,029	EUR	142,543	09/20/17	153,105	(270)
	CZK	1,296,711	EUR	48,516	09/21/17	52,112	(94)
	CZK	5,859,083	EUR	219,685	01/03/18	232,860	(2,383)
	EUR	91,000	CAD	130,713	06/21/17	97,447	(953)
	EUR	288,596	CHF	308,905	06/21/17	309,042	(831)
	EUR	185,152	CZK	4,998,000	04/28/17	197,732	(527)
	EUR	127,662	CZK	3,435,381	06/21/17	136,706	(369)
	EUR	522,369	GBP	453,877	06/21/17	559,377	(10,379)
	EUR	45,000	HUF	13,905,680	06/21/17	48,188	(15)
	EUR	706,880	JPY	85,765,324	06/21/17	756,961	(15,819)
	EUR	147,241	PLN	629,480	06/21/17	157,673	(953)
	EUR	991,698	USD	1,067,909	06/21/17	1,061,957	(5,952)
	IDR	882,213,126	USD	66,233	04/07/17	66,230	(3)
	INR	3,921,708	USD	60,396	04/03/17	60,394	(2)
	JPY	10,862,663	USD	98,000	06/21/17	97,877	(123)
	KRW	263,744,424	USD	236,309	04/03/17	235,844	(465)
	KRW	161,253,587	USD	144,726	04/28/17	144,331	(395)
	KRW	133,356,500	USD	119,438	05/24/17	119,395	(43)
	KRW	263,744,424	USD	236,907	07/13/17	236,271	(636)
	NOK	10,145,674	EUR	1,124,615	06/21/17	1,182,602	(21,690)
	NOK	672,497	USD	78,761	06/21/17	78,388	(373)
	NZD	209,000	USD	146,712	06/21/17	146,211	(501)
	PHP	1,204,454	USD	24,000	04/24/17	23,973	(27)
	PHP	2,844,568	USD	56,563	05/24/17	56,494	(69)
	PLN	193,651	USD	49,000	06/21/17	48,799	(201)
	SEK	19,024,172	EUR	1,997,117	06/21/17	2,131,315	(7,291)
	SEK	1,042,000	USD	118,902	05/15/17	116,513	(2,389)
	SGD	136,462	USD	98,000	06/21/17	97,613	(387)
	TRY	542,188	USD	147,000	06/21/17	145,836	(1,164)
	TWD	10,610,626	USD	350,058	04/05/17	349,692	(366)
	TWD	8,840,206	USD	292,625	04/20/17	291,458	(1,167)
	TWD	1,502,456	USD	49,858	04/28/17	49,555	(303)
	USD	105,680	ARS	1,630,738	04/03/17	105,979	(299)
	USD	184,655	AUD	244,000	04/27/17	186,341	(1,686)
	USD	1,400,393	AUD	1,852,171	06/21/17	1,413,002	(12,609)
	USD	466,022	BRL	1,490,285	04/04/17	476,039	(10,017)
	USD	22,391	CAD	30,091	05/17/17	22,641	(250)
	USD	727,355	CAD	970,567	06/21/17	730,635	(3,280)
	USD	106,951	CHF	107,857	06/21/17	108,195	(1,244)
	USD	76,733	CNH	546,757	04/05/17	79,564	(2,831)
	USD	49,000	CNH	338,958	06/21/17	49,025	(25)
	USD	49,909	COP	149,602,228	04/10/17	51,990	(2,081)
	USD	20,000	COP	60,235,400	04/17/17	20,913	(913)
	USD	876,749	EUR	822,000	05/11/17	878,394	(1,645)
	USD	399,514	EUR	373,753	06/21/17	400,233	(719)
	USD	333,998	GBP	272,126	04/28/17	341,138	(7,140)
	USD	1,333,828	GBP	1,089,109	06/21/17	1,367,165	(33,337)
	USD	65,633	IDR	882,213,126	04/07/17	66,230	(597)
	USD	119,000	IDR	1,596,307,650	04/10/17	119,883	(883)
	USD	65,842	IDR	882,213,126	06/09/17	65,917	(75)
	USD	58,447	INR	3,921,708	04/03/17	60,395	(1,948)
	USD	175,000	INR	11,722,660	04/10/17	180,791	(5,791)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc. (continued)	USD	98,000	INR	6,507,690	04/17/17	$100,334	$(2,334)
	USD	388,881	INR	25,912,162	07/14/17	395,933	(7,052)
	USD	59,749	JPY	6,777,268	04/12/17	60,892	(1,143)
	USD	1,482,466	JPY	169,256,791	06/21/17	1,525,073	(42,607)
	USD	137,646	KRW	153,961,189	04/10/17	137,769	(123)
	USD	333,586	KRW	379,116,587	04/12/17	339,288	(5,702)
	USD	116,000	KRW	134,554,200	04/13/17	120,419	(4,419)
	USD	49,000	KRW	56,178,500	04/17/17	50,278	(1,278)
	USD	49,000	KRW	54,796,210	04/20/17	49,042	(42)
	USD	238,472	KRW	273,915,667	05/24/17	245,239	(6,767)
	USD	417,652	KRW	478,170,309	05/30/17	428,140	(10,488)
	USD	489,754	KRW	559,514,201	07/13/17	501,231	(11,477)
	USD	85,083	MXN	1,669,755	05/12/17	88,656	(3,573)
	USD	559,680	MXN	11,715,776	06/08/17	619,360	(59,680)
	USD	646,071	MXN	12,658,799	06/21/17	667,957	(21,886)
	USD	23,000	MYR	102,741	05/08/17	23,121	(121)
	USD	363,396	NZD	526,063	06/21/17	368,020	(4,624)
	USD	51,287	PEN	168,599	04/06/17	51,890	(603)
	USD	51,481	PEN	168,599	06/22/17	51,510	(29)
	USD	134,509	PLN	549,897	06/21/17	138,572	(4,063)
	USD	370,351	RUB	21,686,899	05/15/17	381,618	(11,267)
	USD	263,901	SEK	2,373,075	06/21/17	265,860	(1,959)
	USD	588,717	SGD	830,068	06/21/17	593,756	(5,039)
	USD	161,313	TRY	617,719	06/21/17	166,152	(4,839)
	USD	57,829	TWD	1,770,420	04/05/17	58,348	(519)
	USD	58,000	TWD	1,802,640	04/13/17	59,412	(1,412)
	USD	540,356	TWD	17,003,234	04/20/17	560,589	(20,233)
	USD	58,053	TWD	1,794,360	04/28/17	59,183	(1,130)
	USD	70,080	TWD	2,142,000	06/02/17	70,749	(669)
	USD	388,755	TWD	12,301,638	06/16/17	406,562	(17,807)
	USD	298,162	TWD	9,505,823	06/20/17	314,218	(16,056)
	USD	110,453	TWD	3,372,519	07/11/17	111,573	(1,120)
	USD	380,992	TWD	11,619,863	08/17/17	384,892	(3,900)
	ZAR	9,479,228	USD	724,759	06/21/17	696,893	(27,866)

TOTAL							$(476,460)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

3 Year Australian Government Bonds	70	June 2017	$5,976,172	$34,410
90 Day Sterling	17	June 2017	2,652,695	2,141
90 Day Sterling	17	September 2017	2,651,230	1,565
90 Day Sterling	17	December 2017	2,649,899	1,374
U.S. Long Bonds	(20)	June 2017	(3,016,875)	15,667
U.S. Ultra Long Treasury Bonds	3	June 2017	481,875	5,062
2 Year U.S. Treasury Notes	(15)	June 2017	(3,246,797)	(4,397)
5 Year U.S. Treasury Notes	(164)	June 2017	(19,307,156)	(13,013)
10 Year U.S. Treasury Notes	25	June 2017	3,114,063	20,987
10 Year U.S. Ultra Long Treasury Notes	(1)	June 2017	(133,891)	(587)

TOTAL				$63,209

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2017, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2017	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America High Yield Index	$1,950	(5.000)%	06/20/22	3.386%	$(133,714)	$(9,742)
Markit CDX Emerging Markets Index	1,750	(1.000)	06/20/22	2.133	94,258	(1,994)
Protection Sold:
CDX North America Investment Grade Index	265	1.000	12/20/21	0.586(a)	4,038	962

TOTAL					$(35,418)	$(10,774)

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2017	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America NA	People’s Republic of China, 4.250%, 10/28/27	$210	(1.000)%	06/20/19	0.288%	$(596)	$(2,770)
	People’s Republic of China, 7.500%, 10/28/27	170	(1.000)	12/20/20	0.550	749	(3,570)
	People’s Republic of China, 7.500%, 10/28/27	130	(1.000)	06/20/21	0.637	1,019	(2,981)
Barclays Bank plc	People’s Republic of China, 7.500%, 10/28/27	120	(1.000)	06/20/21	0.637	705	(2,516)
Deutsche Bank AG	People’s Republic of China, 7.500%, 10/28/27	220	(1.000)	06/20/21	0.637	65	(3,385)
	People’s Republic of China, 7.500%, 10/28/27	50	(1.000)	12/20/21	0.744	94	(687)
JPMorgan Chase Bank NA	People’s Republic of China, 4.250%, 10/28/27	1,250	(1.000)	06/20/19	0.288	(2,668)	(17,362)
	People’s Republic of China, 7.500%, 10/28/27	1,420	(1.000)	12/20/20	0.550	8,411	(31,971)
	People’s Republic of China, 7.500%, 10/28/27	190	(1.000)	06/20/21	0.637	653	(3,520)
UBS AG	People’s Republic of China, 7.500%, 10/28/27	220	(1.000)	06/20/21	0.637	892	(4,213)

TOTAL						$9,324	$(72,975)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000’s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

SEK	16,750		06/15/18	0.050%	3 Month STIBOR	$10,994	$868
	12,080	(a)	09/15/18	(0.330)	3 Month STIBOR	180	(1)
EUR	9,090	(a)	03/14/19	0.010	6 Month EURIBOR	(541)	7,998
	15,280	(a)	03/14/19	0.030	6 Month EURIBOR	2,384	13,430
CAD	6,920		03/15/19	1.000	3 Month BA	(19,011)	7,356
EUR	10,270	(a)	03/28/19	(0.162)	1 Day EONIA	1,054	7,125
CHF	2,300	(a)	03/29/19	(0.554)	6 Month LIBOR	225	529
PLN	90		06/17/19	3.048	6 Month WIBOR	268	694
	90		06/17/19	6 Month WIBOR	3.045%	0	(960)
	3,070	(a)	06/21/19	2.123	6 Month WIBOR	304	1,936
	$18,370	(a)	12/20/19	2.250	3 Month LIBOR	17,058	7,821
EUR	6,320	(a)	02/11/21	0.250	6 Month EURIBOR	727	901
	$4,060	(a)	02/11/21	3 Month LIBOR	2.250	6,696	(6,081)
GBP	2,010	(a)	03/11/21	6 Month LIBOR	1.000	(439)	(2,963)
PLN	1,190		09/21/21	1.771	6 Month WIBOR	(2,290)	(1,675)
NZD	1,210		03/15/22	3.000	3 Month BBR	4,664	(843)
AUD	2,050	(a)	06/21/22	2.750	6 Month BBR	8,075	5,047
CAD	610	(a)	06/21/22	1.000	3 Month BA	(12,488)	738
EUR	3,680	(a)	06/21/22	0.000	6 Month EURIBOR	(66,853)	21,973
NOK	1,010	(a)	06/21/22	6 Month NIBOR	1.750	(130)	(1,063)
SEK	1,510	(a)	06/21/22	3 Month STIBOR	0.500	(199)	(579)
	$6,220	(a)	06/21/22	3 Month LIBOR	1.250	280,029	(22,201)
EUR	1,770	(a)	03/23/24	6 Month EURIBOR	0.910	1,178	(11,912)
	3,330	(a)	02/15/26	0.700	6 Month EURIBOR	(7,881)	18,917
	2,520	(a)	01/12/27	1.330	6 Month EURIBOR	(19,188)	20,269
GBP	1,900	(a)	03/16/27	1.600	6 Month LIBOR	46	5,681
CAD	510	(a)	06/21/27	1.250	3 Month BA	(28,276)	2,589
EUR	780	(a)	06/21/27	0.500	6 Month EURIBOR	(29,466)	3,928

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000’s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	GBP	1,610	(a)	06/21/27	6 Month LIBOR	0.750%	$93,293	$(967)
	SEK	3,510	(a)	06/21/27	3 Month STIBOR	1.250	138	(3,274)
		$1,170	(a)	06/21/27	1.500%	3 Month LIBOR	(106,852)	8,487
		2,600	(a)	12/20/28	3 Month LIBOR	2.790	(24,466)	(10,121)
	GBP	1,940	(a)	01/11/32	6 Month LIBOR	1.940	4,530	(18,181)
		830	(a)	06/21/32	6 Month LIBOR	1.000	65,891	(6,715)
		1,350	(a)	03/17/37	6 Month LIBOR	1.750	5,134	(7,827)
	JPY	46,330	(a)	06/21/37	6 Month LIBOR	0.750	(1,890)	(1,518)
	GBP	390	(a)	06/21/47	6 Month LIBOR	1.000	58,494	(6,121)
		$400	(a)	06/21/47	1.750	3 Month LIBOR	(84,226)	4,387

TOTAL							$157,166	$37,672

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2017.

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)(b)

Bank of America NA	BRL	226	01/04/21	11.980%	1 Day CDI	$6,045
	KRW	290,710	11/04/17	2.060	3 Month CD KSDA	1,139
Deutsche Bank AG	KRW	142,230	10/06/17	2.245	3 Month CD KSDA	743
		209,280	10/15/17	2.253	3 Month CD KSDA	1,090
		173,640	11/04/17	2.075	3 Month CD KSDA	698
JPMorgan Chase Bank NA	KRW	1,612,725	07/29/17	1.630	3 Month CD KSDA	1,136
Morgan Stanley Co., Inc.	BRL	482	01/04/21	9.883	1 Day CDI	651

TOTAL						$11,502

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INCOME FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$21,951,286

Gross unrealized gain	262,176
Gross unrealized loss	(308,567)

Net unrealized security loss	$(46,391)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.5%
Australia – 3.3%
115,676	Australia & New Zealand Banking Group Ltd. (Banks)	$ 2,808,691
65,306	BHP Billiton plc (Materials)	1,007,274
117,578	Computershare Ltd. (Software & Services)	1,262,771

		5,078,736

Belgium – 2.6%
37,103	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	4,065,571

China – 0.7%
486,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	1,007,777

Denmark – 2.7%
69,077	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,372,030
43,794	Novozymes A/S Class B (Materials)	1,735,102

		4,107,132

Finland – 1.3%
366,585	Nokia OYJ (Technology Hardware & Equipment)	1,970,337

France – 9.8%
20,800	Air Liquide SA (Materials)	2,374,917
7,610	Iliad SA (Telecommunication Services)	1,699,559
75,301	Klepierre (REIT)	2,925,486
39,529	Publicis Groupe SA (Media)	2,759,924
54,369	Rexel SA (Capital Goods)	985,037
26,908	Safran SA (Capital Goods)	2,008,250
30,647	Vinci SA (Capital Goods)	2,433,637

		15,186,810

Germany – 8.2%
34,064	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,924,634
39,448	Beiersdorf AG (Household & Personal Products)	3,732,927
45,787	GEA Group AG (Capital Goods)	1,945,192
12,092	HeidelbergCement AG (Materials)	1,132,393
19,713	SAP SE (Software & Services)	1,934,003

		12,669,149

Hong Kong – 0.9%
1,313,500	HKBN Ltd. (Telecommunication Services)	1,466,846

Ireland – 3.3%
7,757,848	Bank of Ireland (Banks)*	1,925,511
41,081	Kerry Group plc Class A (Food, Beverage & Tobacco)	3,229,918

		5,155,429

Shares	Description	Value
Common Stocks – (continued)
Italy – 8.2%
153,593	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	$ 1,781,618
375,641	Enav SpA (Transportation)*(a)	1,525,780
599,820	Enel SpA (Utilities)	2,822,433
71,896	Moncler SpA (Consumer Durables & Apparel)	1,574,976
2,295,502	Telecom Italia SpA (Telecommunication Services)*	2,066,379
191,390	UniCredit SpA (Banks)*	2,950,338

		12,721,524

Japan – 19.0%
15,100	Dentsu, Inc. (Media)	822,374
17,100	East Japan Railway Co. (Transportation)	1,493,198
20,800	Hoshizaki Corp. (Capital Goods)	1,644,072
66,400	Hoya Corp. (Health Care Equipment & Services)	3,207,837
103,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	3,368,672
57,400	Kao Corp. (Household & Personal Products)	3,152,210
62,800	KDDI Corp. (Telecommunication Services)	1,651,690
131,000	Mitsubishi Estate Co. Ltd. (Real Estate)	2,387,693
24,600	Nidec Corp. (Capital Goods)	2,349,413
6,900	Nintendo Co. Ltd. (Software & Services)	1,601,068
127,600	ORIX Corp. (Diversified Financials)	1,893,908
93,600	Pola Orbis Holdings, Inc. (Household & Personal Products)	2,261,613
63,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,296,762
29,000	Suzuki Motor Corp. (Automobiles & Components)	1,204,478

		29,334,988

Netherlands – 6.1%
41,078	Aalberts Industries NV (Capital Goods)	1,531,209
298,876	Royal Dutch Shell plc Class A (Energy)	7,877,855

		9,409,064

Singapore – 2.0%
227,538	DBS Group Holdings Ltd. (Banks)	3,151,833

Spain – 1.1%
234,615	EDP Renovaveis SA (Utilities)	1,733,784

Switzerland – 9.1%
120,413	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,791,580
57,513	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,270,775

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
6,167	Syngenta AG (Registered) (Materials)	$ 2,723,598
178,187	UBS Group AG (Registered) (Diversified Financials)*	2,848,250
39,426	Wolseley plc (Capital Goods)	2,482,320

		14,116,523

United Kingdom – 16.6%
274,524	Aviva plc (Insurance)	1,831,916
131,750	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	968,265
127,009	Compass Group plc (Consumer Services)	2,397,956
56,759	InterContinental Hotels Group plc (Consumer Services)	2,779,994
3,429,441	Lloyds Banking Group plc (Banks)	2,852,202
429,006	Melrose Industries plc (Capital Goods)	1,198,629
389,086	Merlin Entertainments plc (Consumer Services)(a)	2,338,812
169,869	Pennon Group plc (Utilities)	1,876,452
27,453	Reckitt Benckiser Group plc (Household & Personal Products)	2,506,231
473,096	Rentokil Initial plc (Commercial & Professional Services)	1,463,170
34,705	Rio Tinto plc (Materials)	1,397,490
240,770	UBM plc (Media)	2,305,466
266,910	Virgin Money Holdings UK plc (Banks)	1,072,123
300,607	Vodafone Group plc (Telecommunication Services)	783,378

		25,772,084

United States – 1.6%
42,295	Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)	2,464,407

TOTAL COMMON STOCKS (Cost $143,544,523)		$149,411,994

Exchange Traded Fund – 2.0%
United States – 2.0%
59,366	iShares MSCI Japan Fund	$ 3,057,349
(Cost $3,029,441)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $146,573,964)		$152,469,343

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
764,701	0.618%	$ 764,701
(Cost $764,701)

TOTAL INVESTMENTS – 99.0% (Cost $147,338,665)		$153,234,044

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,574,322

NET ASSETS – 100.0%		$154,808,366

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,864,592, which represents approximately 2.5% of net assets as of March 31, 2017.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$147,963,254

Gross unrealized gain	15,152,534
Gross unrealized loss	(9,881,744)

Net unrealized security gain	$5,270,790

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Automobiles & Components – 1.2%
13,045	Delphi Automotive plc	$ 1,049,992
26,050	Lear Corp.	3,688,159

		4,738,151

Banks – 4.5%
36,820	Bank of America Corp.	868,584
31,650	Citigroup, Inc.	1,893,303
116,562	Citizens Financial Group, Inc.	4,027,217
111,474	JPMorgan Chase & Co.	9,791,876
17,416	Wells Fargo & Co.	969,375

		17,550,355

Capital Goods – 3.2%
3,732	Allegion plc	282,512
68,649	AMETEK, Inc.	3,712,538
3,825	Boeing Co. (The)	676,490
58,654	General Electric Co.	1,747,889
23,897	Masco Corp.	812,259
20,006	Northrop Grumman Corp.	4,758,227
8,265	Spirit AeroSystems Holdings, Inc. Class A	478,709

		12,468,624

Commercial & Professional Services – 0.3%
3,284	ManpowerGroup, Inc.	336,840
17,494	Nielsen Holdings plc	722,677

		1,059,517

Consumer Durables & Apparel – 1.7%
16,197	Mohawk Industries, Inc.*	3,717,050
28,084	PVH Corp.	2,905,851

		6,622,901

Consumer Services – 2.5%
66,459	Carnival Corp.	3,915,100
11,054	Hilton Worldwide Holdings, Inc.	646,217
65,265	International Game Technology plc	1,546,780
62,951	Las Vegas Sands Corp.	3,592,613
4,094	Yum Brands, Inc.	261,607

		9,962,317

Diversified Financials – 6.2%
112,211	AGNC Investment Corp. (REIT)	2,231,877
177,604	Ally Financial, Inc.	3,610,689
102,513	Bank of New York Mellon Corp. (The)	4,841,689
13,524	Berkshire Hathaway, Inc. Class B*	2,254,180
52,535	Capital One Financial Corp.	4,552,683
26,489	Intercontinental Exchange, Inc.	1,585,897
27,987	S&P Global, Inc.	3,659,020
4,902	Synchrony Financial	168,139
23,079	Thomson Reuters Corp.	997,705
15,710	Voya Financial, Inc.	596,352

		24,498,231

Energy – 5.4%
74,753	Baker Hughes, Inc.	4,471,724
20,483	Energen Corp.*	1,115,095
35,425	Exxon Mobil Corp.	2,905,204
46,662	Kinder Morgan, Inc.	1,014,432
30,048	Marathon Petroleum Corp.	1,518,626
31,174	Newfield Exploration Co.*	1,150,632
9,127	Occidental Petroleum Corp.	578,287

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
32,256	Phillips 66	$ 2,555,320
68,010	Valero Energy Corp.	4,508,383
47,905	Williams Cos., Inc. (The)	1,417,509

		21,235,212

Food & Staples Retailing – 3.1%
57,145	CVS Health Corp.	4,485,882
26,299	Walgreens Boots Alliance, Inc.	2,184,132
74,539	Wal-Mart Stores, Inc.	5,372,771

		12,042,785

Food, Beverage & Tobacco – 4.9%
45,089	Bunge Ltd.	3,573,754
23,354	Coca-Cola Co. (The)	991,144
105,950	Conagra Brands, Inc.	4,274,023
7,690	PepsiCo, Inc.	860,203
52,610	Philip Morris International, Inc.	5,939,669
60,270	Tyson Foods, Inc. Class A	3,719,262

		19,358,055

Health Care Equipment & Services – 5.6%
85,466	Baxter International, Inc.	4,432,267
5,366	Centene Corp.*	382,381
22,126	Cigna Corp.	3,241,238
57,562	Danaher Corp.	4,923,278
39,880	Express Scripts Holding Co.*	2,628,491
34,483	Hologic, Inc.*	1,467,251
1,096	Laboratory Corp. of America Holdings*	157,243
30,693	McKesson Corp.	4,550,544
1,696	WellCare Health Plans, Inc.*	237,796

		22,020,489

Household & Personal Products – 1.6%
69,740	Colgate-Palmolive Co.	5,104,270
8,176	Procter & Gamble Co. (The)	734,614
2,683	Spectrum Brands Holdings, Inc.	372,964

		6,211,848

Insurance – 2.4%
12,894	Aon plc	1,530,389
63,643	Marsh & McLennan Cos., Inc.	4,702,581
18,545	Reinsurance Group of America, Inc.	2,354,844
25,203	XL Group Ltd.	1,004,592

		9,592,406

Materials – 2.8%
1,572	Air Products & Chemicals, Inc.	212,676
20,287	Celanese Corp. Series A	1,822,787
10,870	Crown Holdings, Inc.*	575,566
8,108	EI du Pont de Nemours & Co.	651,316
50,974	Graphic Packaging Holding Co.	656,035
13,141	Huntsman Corp.	322,480
47,309	Owens-Illinois, Inc.*	964,157
5,844	PPG Industries, Inc.	614,088
28,637	Reliance Steel & Aluminum Co.	2,291,533
10,759	Sealed Air Corp.	468,877
26,389	Steel Dynamics, Inc.	917,282
27,246	WestRock Co.	1,417,609

		10,914,406

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 2.4%
160,585	Interpublic Group of Cos., Inc. (The)	$ 3,945,573
2,323	Scripps Networks Interactive, Inc. Class A	182,054
4,455	Time Warner, Inc.	435,298
150,964	Twenty-First Century Fox, Inc. Class A	4,889,724

		9,452,649

Pharmaceuticals, Biotechnology & Life Sciences – 11.3%
19,948	Agilent Technologies, Inc.	1,054,651
17,860	Alexion Pharmaceuticals, Inc.*	2,165,346
9,886	Allergan plc	2,361,963
34,711	Amgen, Inc.	5,695,034
17,603	Biogen, Inc.*	4,813,012
19,114	Bristol-Myers Squibb Co.	1,039,419
46,385	Celgene Corp.*	5,771,685
38,042	Eli Lilly & Co.	3,199,713
43,751	Johnson & Johnson	5,449,187
113,633	Merck & Co., Inc.	7,220,241
32,680	Thermo Fisher Scientific, Inc.	5,019,648
6,028	Vertex Pharmaceuticals, Inc.*	659,162

		44,449,061

Real Estate – 2.8%
46,784	American Homes 4 Rent Class A (REIT)	1,074,161
41,514	American Tower Corp. (REIT)	5,045,612
27,610	CBRE Group, Inc. Class A*	960,552
1,892	Equinix, Inc. (REIT)	757,500
40,931	Forest City Realty Trust, Inc. Class A (REIT)	891,477
37,131	Prologis, Inc. (REIT)	1,926,356
4,174	SBA Communications Corp. (REIT)*	502,424

		11,158,082

Retailing – 3.8%
7,773	Amazon.com, Inc.*	6,891,075
14,290	Best Buy Co., Inc.	702,354
3,024	Expedia, Inc.	381,538
7,838	Netflix, Inc.*	1,158,535
14,367	O’Reilly Automotive, Inc.*	3,876,791
1,009	Priceline Group, Inc. (The)*	1,795,990

		14,806,283

Semiconductors & Semiconductor Equipment – 3.6%
121,510	Applied Materials, Inc.	4,726,739
79,855	Maxim Integrated Products, Inc.	3,590,281
2,770	Microchip Technology, Inc.	204,371
67,997	Texas Instruments, Inc.	5,477,838

		13,999,229

Software & Services – 13.5%
28,880	Accenture plc Class A	3,462,134
36,628	Activision Blizzard, Inc.	1,826,272
40,621	Adobe Systems, Inc.*	5,286,011
6,244	Alphabet, Inc. Class A*	5,293,663
6,269	Alphabet, Inc. Class C*	5,200,512
34,841	Cadence Design Systems, Inc.*	1,094,007
19,758	CDK Global, Inc.	1,284,468
49,803	Citrix Systems, Inc.*	4,153,072
44,901	Facebook, Inc. Class A*	6,378,187

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
5,826	Fidelity National Information Services, Inc.	$ 463,866
53,961	Mastercard, Inc. Class A	6,068,994
88,723	Microsoft Corp.	5,843,297
27,494	Nuance Communications, Inc.*	475,921
24,676	VeriSign, Inc.*	2,149,526
159,856	Western Union Co. (The)	3,253,070
17,601	Yahoo!, Inc.*	816,862
6,286	Yandex NV Class A*	137,852

		53,187,714

Technology Hardware & Equipment – 6.7%
74,154	Apple, Inc.	10,652,964
33,580	CommScope Holding Co., Inc.*	1,400,622
23,488	F5 Networks, Inc.*	3,348,684
236,304	Flex Ltd.*	3,969,907
203,251	HP, Inc.	3,634,128
29,381	Jabil Circuit, Inc.	849,698
56,599	Juniper Networks, Inc.	1,575,150
17,592	Seagate Technology plc	808,001

		26,239,154

Telecommunication Services – 1.3%
116,210	AT&T, Inc.(a)	4,828,526
5,696	Level 3 Communications, Inc.*	325,925

		5,154,451

Transportation – 4.6%
99,423	Delta Air Lines, Inc.	4,569,481
102,085	JetBlue Airways Corp.*	2,103,972
15,825	Norfolk Southern Corp.	1,771,925
51,996	Union Pacific Corp.	5,507,416
61,085	United Continental Holdings, Inc.*	4,315,045

		18,267,839

Utilities – 2.3%
195,106	AES Corp.	2,181,285
151,544	CenterPoint Energy, Inc.	4,178,068
106,155	NiSource, Inc.	2,525,428

		8,884,781

TOTAL COMMON STOCKS (Cost $341,462,226)		$383,874,540

Shares	Distribution Rate	Value
Investment Company(b)(c) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,051,908	0.618%	$ 4,051,908
(Cost $4,051,908)

TOTAL INVESTMENTS – 98.7% (Cost $345,514,134)		$387,926,448

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		4,993,246

NET ASSETS – 100.0%		$392,919,694

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2017.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At March 31, 2017, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	41	June 2017	$4,836,360	$(19,328)

TAX INFORMATION — At March 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$346,794,568

Gross unrealized gain	44,033,651
Gross unrealized loss	(2,901,771)

Net unrealized security gain	$41,131,880

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ and Portfolio’s valuation policy (except VIT Government Money Market Fund) is to value investments at fair value.

It is the Government Money Market Fund’s policy to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerance established by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluated the difference between the Fund’s net asset value (“NAV”) based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes).

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United State of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ and Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trustees has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM or GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM or GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM or GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including,

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. With the exception of treasury securities of G8 countries (not held in money market funds that use amortized cost as a valuation methodology), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT III — At March 31, 2017, the Government Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of April 3, 2017, as follows:

Principal Amount	Maturity Value	Collateral Value
$365,400,000	$365,424,640	$375,282,340

REPURCHASE AGREEMENTS — At March 31, 2017, the Principal Amounts of the Government Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.810%	$27,533,909
Bank of America, N.A.	0.820	25,030,826
Bank of Nova Scotia (The)	0.810	70,086,313
BNP Paribas	0.800	55,067,817
Citigroup Global Markets, Inc.	0.810	22,477,682
TD Securities USA, LLC	0.810	15,018,496
Wells Fargo Securities, LLC	0.810	150,184,957
TOTAL		$365,400,000

At March 31, 2017, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	0.750 to 7.500%	04/09/18 to 04/01/47
Federal National Mortgage Association	1.200 to 7.500	09/01/18 to 08/01/48
Government National Mortgage Association	3.000 to 10.000	02/15/18 to 03/20/47
U.S. Treasury Bill	0.000	04/13/17
U.S. Treasury Bonds	3.375 to 6.625	02/15/27 to 05/15/44
U.S. Treasury Inflation-Indexed Bonds	0.750 to 3.875	01/15/27 to 02/15/45
U.S. Treasury Inflation-Indexed Notes	0.125 to 0.375	01/15/23 to 07/15/23
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/24 to 08/15/30
U.S. Treasury Notes	0.875 to 3.500	04/15/17 to 05/15/24

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of March 31, 2017.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Bonds	$—	$37,121,035	$—
Mortgage-Backed Securities	—	21,508,680	—
Collateralized Mortgage Obligations	—	2,392,959	—
Commercial Mortgage-Backed Securities	—	1,183,562	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	24,908,741	2,146,600	—
Asset-Backed Securities	—	11,374,239	450,000
Foreign Government Securities	—	3,503,074	—
Supranational	—	198,567	—
Municipal Bonds	—	881,515	—
Investment Company	4,571,491	—	—
Total	$29,480,232	$80,310,231	$450,000
Liabilities
Fixed Income
Mortgage-Backed Securities — Forward Sales Contracts	$—	$(2,045,781)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$120,436	$—
Futures Contracts	51,829	—	—
Credit Default Swap Contracts	—	1,840	—
Interest Rate Swap Contracts	—	107,988	—
Total	$51,829	$230,264	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(251,396)	$—
Futures Contracts	(221)	—	—
Interest Rate Swap Contracts	—	(72,559)	—
Total	$(221)	$(323,955)	$—

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$218,551	$—	$—
North America	168,439,808	—	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	99,735	—	—
Securities Lending Reinvestment Vehicle	102,900	—	—
Total	$168,860,994	$—	$—

Derivative Type
Liabilities(a)
Futures Contract	$(3,223)	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$104,222,550	$—	$—
Investment Companies	164,458,617	—	—
Securities Lending Reinvestment Vehicle	14,535,450	—	—
Total	$283,216,617	$—	$—

Derivative Type
Assets(a)
Futures Contracts	$784,175	$—	$—
Liabilities(a)
Futures Contracts	$(645,902)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$167,656,532	$—	$—
Investment Company	150	—	—
Securities Lending Reinvestment Vehicle	1,645,425	—	—
Total	$169,302,107	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$2,746,111	$751,213	$—
Mortgage-Backed Securities	—	6,896,996	—
Collateralized Mortgage Obligations	—	26,406,213	—
Commercial Mortgage-Backed Securities	—	100,504
Asset-Backed Securities	—	25,657,636	100,000
Investment Company	6,135,854	—	—
Total	$8,881,965	$59,812,562	$100,000

Derivative Type
Assets(a)
Futures Contracts	$18,144	$—	$—
Liabilities(a)
Futures Contracts	$(12,185)	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$28,490,320	$762,528	$—
North America	497,929,530	—	—
Investment Company	17,301,159	—	—
Securities Lending Reinvestment Vehicle	5,315,575	—	—
Total	$549,036,584	$762,528	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$755,026,062	$—	$—
Europe	6,325,443	—	—
Investment Company	17,930,532	—	—
Securities Lending Reinvestment Vehicle	4,167,985	—	—
Total	$783,450,022	$—	$—

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$2,977,216	$—	$—
Fixed Income Underlying Funds	6,678,716	—	—
Exchange Traded Funds	160,144	—	—
Investment Company	1,030,910	—	—
Total	$10,846,986	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$16,549	$—
Futures Contracts	11,947	—	—
Total	$11,947	$16,549	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(15,888)	$—
Futures Contracts	(14,663)	—	—
Total	$(14,663)	$(15,888)	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$611,594	$—	$—
North America	92,113,062	—	2,365
Investment Company	1,031,908	—	—
Securities Lending Reinvestment Vehicle	591,941	—	—
Total	$94,348,505	$—	$2,365

Derivative Type
Assets(a)
Futures Contracts	$19,330	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
North America	$501,859,876	$—	$—
Securities Lending Reinvestment Vehicle	3,156,095	—	—
Total	$505,015,971	$—	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$65,520	$—	$—
Fixed Income
Convertible Bond	—	46,719	—
Corporate Bonds	—	1,313,245	—
Mortgage-Backed Security	—	166,516	—
Collateralized Mortgage Obligations	—	2,455,091	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	8,188,277	826,215	—
Asset-Backed Securities	—	7,173,267	—
Foreign Government Securities	—	417,165	—
Municipal Bonds	—	379,602	—
Loan Participations	—	208,685	26,224
Investment Company	2,393	—	—
Short-Term Investment	635,976	—	—
Total	$8,892,166	$12,986,505	$26,224

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$303,410	$—
Futures Contracts	81,206	—	—
Credit Default Swap Contracts	—	962	—
Interest Rate Swap Contracts	—	152,176	—
Total	$81,206	$456,548	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(476,460)	$—
Futures Contracts	(17,997)	—	—
Credit Default Swap Contracts	—	(84,711)	—
Interest Rate Swap Contracts	—	(103,002)	—
Total	$(17,997)	$(664,173)	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$—	$34,961,444	$—
Australia and Oceania	—	5,078,736	—
Europe	—	106,907,407	—
North America	3,057,349	2,464,407	—
Securities Lending Reinvestment Vehicle	764,701	—	—
Total	$3,822,050	$149,411,994	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$137,852	$—	$—
North America	383,736,688	—	—
Investment Company	4,051,908	—	—
Total	$387,926,448	$—	$—

Derivative Type
Liabilities(a)
Futures Contract	$(19,328)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities, Large Cap Value, Mid Cap Value and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Equity Index, Global Trends Allocation, Small Cap Equity Insights and Strategic International Equity Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Global Trends Allocation, Growth Opportunities, Large Cap Value, Mid Cap Value, Small Cap Equity Insights, Strategic Growth and Strategic International Equity and Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’, the Portfolio’s or an Underlying Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds, the Portfolio or an Underlying Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, a Fund, Portfolio and Underlying Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund, Portfolio and Underlying Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio and Underlying Fund. Such large shareholder redemptions may cause a Fund, Portfolio and Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s and Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s and Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s, Portfolio’s and Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio and Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s and Underlying Fund’s performance to the extent that the Fund, Portfolio and Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund and Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund and Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund and Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio and Underlying Fund trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund, Portfolio and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and Underlying Fund have unsettled or open transactions defaults.

Non-Diversification Risk — The Global Trends Allocation Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund, the Portfolio and an Underlying Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund, the Portfolio and an Underlying Fund may

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

purchase for investment. Taking short positions involves leverage of a Funds’ and the Portfolio’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund, the Portfolio and an Underlying Fund has taken a short position increases, then the Fund and the Portfolio will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/CHIEF EXECUTIVE OFFICER

Date: May 26, 2017

By (Signature and Title)*	/s/ SCOTT McHUGH, PRINCIPAL FINANCIAL OFFICER

Date: May 26, 2017

*	Print the name and title of each signing officer under his or her signature.